UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ABS COMMERCIAL PAPER - 4.0%
ABS Other - 4.0%
Bedford Row Funding Corp.,
0.32%, 9/15/14	$15,000	$14,998
0.30%, 10/20/14	35,000	34,986
0.32%, 3/25/15(1)	48,000	47,912
Collateralized Commercial Paper Co. LLC,
0.26%, 1/22/15	43,880	43,835
Collateralized Commercial Paper II Co. LLC,
0.16%, 9/12/14(1)	61,210	61,207
0.26%, 1/29/15(1)	41,295	41,250
Kells Funding LLC,
0.22%, 9/8/14(1)	57,170	57,168
0.23%, 10/15/14(1)	16,055	16,056
Victory Receivables Corp.,
0.16%, 9/8/14(1)	42,000	41,999
0.16%, 9/18/14	26,495	26,493
0.16%, 9/23/14(1)	39,544	39,540

		425,444

Total ABS Commercial Paper (Cost $425,444)		425,444

ASSET-BACKED SECURITIES - 0.9%
ABS Other - 0.3%
John Deere Owner Trust, Series 2014-A, Class A1,
0.20%, 5/15/15	35,007	35,007

Car Loan - 0.6%
Fifth Third Auto Trust, Series 2014-1, Class A1,
0.20%, 3/16/15	5,548	5,548
Ford Credit Auto Owner Trust, Series 2014-B, Class A1,
0.18%, 7/15/15(1)	12,715	12,715
Honda Auto Receivables Owner Trust, Series 2014-1, Class A1
0.19%, 3/23/15	11,447	11,447
Hyundai Auto Receivables Trust, Series 2014-A, Class A1,
0.20%, 2/17/15	770	770
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1,
0.20%, 4/15/15	33,531	33,531
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A1,
0.19%, 2/17/15	2,347	2,347

		66,358

Total Asset-Backed Securities (Cost $101,365)		101,365

CERTIFICATES OF DEPOSIT - 35.5%
Banking - 35.5%
Bank of America N.A.,
0.20%, 10/9/14	66,000	66,000
Bank of America N.A., Chicago Branch,
0.26%, 3/3/15	8,000	8,000
Bank of America N.A., New York Branch,
0.26%, 9/8/14	85,000	85,000
0.26%, 9/25/14	30,000	30,000
0.25%, 12/15/14	17,000	17,000
Bank of Montreal, Chicago Branch,
0.18%, 11/5/14	43,000	43,000
0.18%, 11/13/14	45,000	45,000
0.20%, 12/9/14	46,310	46,310
Bank of Nova Scotia, Houston,
0.18%, 9/2/14, FRCD(2)	50,000	50,000
0.27%, 9/2/14(2)	80,000	80,000
0.24%, 9/8/14, FRCD(2)	70,000	70,000
0.23%, 10/8/14, FRCD(2)	23,000	23,000
0.22%, 11/13/14	44,525	44,525
0.25%, 2/17/15	50,000	50,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.24%, 11/17/14	74,045	74,045
0.25%, 1/14/15	80,000	80,000
0.25%, 2/26/15	55,000	55,000
BMO Harris Bank N.A.,
0.19%, 9/11/14	11,505	11,505
0.20%, 11/17/14	19,880	19,880
Branch Banking & Trust Co.,
0.16%, 9/24/14	45,000	45,000
0.16%, 11/26/14	114,000	114,000
Canadian Imperial Bank of Commerce,
0.24%, 9/2/14(2)	25,000	25,000
Citibank N.A., New York Branch,
0.25%, 9/2/14	106,000	106,000
0.25%, 12/1/14	82,000	82,000
0.25%, 12/9/14	18,000	18,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CERTIFICATES OF DEPOSIT - 35.5% continued
Banking - 35.5% continued
Commonwealth Bank of Australia, London,
0.24%, 9/24/14, FRCD(2)	$37,000	$37,000
0.19%, 10/20/14	31,900	31,900
0.24%, 11/7/14, FRCD(2)	60,000	60,000
0.22%, 12/22/14	53,000	53,000
0.22%, 1/12/15	110,000	110,000
DNB Nor Bank ASA, New York Branch,
0.16%, 9/8/14	41,470	41,470
0.18%, 10/9/14	77,000	77,000
0.17%, 11/5/14	41,365	41,365
HSBC Bank PLC, London Branch,
0.31%, 6/17/15	35,000	35,000
JPMorgan Chase Bank N.A., New York Branch,
0.26%, 10/17/14, FRCD(2)	76,000	76,000
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 9/11/14	21,500	21,500
0.21%, 10/2/14	22,400	22,400
0.24%, 11/6/14	43,165	43,165
0.24%, 11/26/14	76,300	76,301
Mizuho Bank Ltd., New York Branch,
0.20%, 9/23/14	74,975	74,975
0.21%, 10/2/14	21,000	21,000
0.21%, 10/3/14	19,000	19,000
National Australia Bank Ltd., London,
0.23%, 9/9/14, FRCD	50,000	50,000
Nordea Bank Finland PLC, New York,
0.18%, 9/16/14	44,950	44,950
Norinchukin Bank, New York Branch,
0.20%, 9/12/14	44,000	44,000
Oversea-Chinese Banking Corp.,
0.22%, 12/1/14	35,615	35,595
Rabobank Nederland, New York Branch,
0.20%, 9/8/14, FRCD(2)	87,430	87,430
0.21%, 12/3/14	80,000	80,000
0.21%, 12/5/14	55,000	55,000
0.26%, 9/2/14, FRCD(2)	33,100	33,102
Royal Bank of Canada, New York,
0.26%, 9/2/14(2)	43,100	43,100
0.16%, 9/18/14, FRCD	79,000	79,000
Skandinaviska Enskilda Banken AB, New York,
0.21%, 12/22/14	40,295	40,295
0.21%, 12/29/14	85,000	85,000
Sumitomo Mitsui Banking Corp., New York,
0.25%, 1/30/15	64,000	64,000
Sumitomo Mitsui Trust Bank Ltd.,
0.23%, 11/7/14	40,000	40,000
0.23%, 11/28/14	71,815	71,815
Svenska Handelsbanken AB,
0.21%, 12/12/14	67,370	67,373
Svenska Handelsbanken AB, New York,
0.16%, 9/2/14	30,000	30,000
0.16%, 9/23/14	74,110	74,110
0.18%, 10/28/14	15,950	15,950
Toronto Dominion Bank, New York,
0.15%, 9/2/14	30,000	30,000
0.16%, 9/25/14	88,000	88,000
0.24%, 11/6/14, FRCD(2)	70,000	70,000
0.25%, 11/24/14, FRCD(2)	54,000	54,000
U.S. Bank N.A., Minneapolis
0.14%, 9/2/14	37,810	37,810
Wells Fargo Bank N.A.,
0.21%, 9/2/14	42,160	42,160
0.22%, 9/2/14, FRCD(2)	43,470	43,470
0.25%, 9/2/14, FRCD(2)	47,525	47,525
0.23%, 9/15/14, FRCD(2)	49,000	49,000
0.21%, 11/3/14	30,000	30,000
0.21%, 2/9/15	52,000	52,000
Wells Fargo Bank N.A., Sioux Falls,
0.21%, 9/8/14	55,000	55,000
Westpac Banking Corp., New York,
0.23%, 9/25/14, FRCD(2)	5,000	5,000
0.24%, 11/7/14, FRCD	8,000	8,000
0.25%, 11/26/14, FRCD(2)	29,000	29,000

		3,811,026

Total Certificates of Deposit (Cost $3,811,026)		3,811,026

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL PAPER - 10.3%
Automotive - 0.7%
Toyota Motor Credit Corp.,
0.16%, 10/6/14	$79,880	$79,867

Banking - 5.2%
Australia and New Zealand Banking Group,
0.23%, 11/18/14(1)	55,000	55,000
Commonwealth Bank of Australia,
0.18%, 9/2/14(1) (2)	115,325	115,325
0.23%, 9/11/14(1)	28,855	28,855
Nordea Bank AB,
0.19%, 9/22/14(1)	70,000	69,992
Oversea-Chinese Banking Corp.,
0.25%, 9/17/14	21,320	21,318
0.24%, 12/10/14	47,420	47,388
Sumitomo Mitsui Banking Corp.,
0.21%, 10/2/14(1) (3)	13,695	13,693
0.21%, 11/7/14(1)	61,000	60,977
0.26%, 2/11/15(1)	12,500	12,486
United Overseas Bank Ltd., Singapore,
0.00%, 3/3/15(1) (3)	50,000	49,936
Westpac Banking Corp.,
0.30%, 10/8/14(1) (2)	55,000	55,013
Westpac Banking Corp., New York,
0.23%, 9/18/14(1)	25,000	25,000

		554,983

Brokerage - 0.3%
JP Morgan Securities LLC,
0.23%, 11/17/14(1)	33,495	33,478

Diversified Manufacturing - 1.7%
General Electric Co.,
0.05%, 9/4/14	90,390	90,389
0.06%, 9/4/14	90,390	90,390

		180,779

Finance Companies - 0.5%
General Electric Capital Corp.,
0.07%, 9/2/14	49,330	49,330

Foreign Agencies - 1.9%
Electricite De France S.A.,
0.26%, 12/16/14(1)	49,835	49,797
Oesterreich Kontrollbank,
0.18%, 9/10/14	93,895	93,891
0.18%, 9/22/14	63,845	63,838

		207,526

Total Commercial Paper (Cost $1,105,963)		1,105,963

CORPORATE NOTES/BONDS - 4.4%
Automotive - 1.1%
American Honda Finance Corp.,
0.23%, 9/12/14, FRN(2)	47,150	47,150
Toyota Motor Credit Corp.,
0.23%, 10/14/14, FRN(2)	69,180	69,180

		116,330

Consumer Products - 0.6%
Kimberly-Clark Corp.,
4.17%, 12/19/14(1)	66,930	67,720

Foreign Agencies - 1.7%
Export Development Canada,
0.13%, 9/2/14, FRN(1) (2)	80,000	80,000
0.17%, 9/2/14, FRN(1) (2) (3)	13,000	13,001
0.14%, 9/15/14, FRN(1) (2)	45,000	45,000
KFW,
0.16%, 9/2/14, FRN(2)	51,000	51,000

		189,001

Foreign Local Government - 0.2%
Province of Quebec Canada,
4.60%, 5/26/15	22,295	23,005

Retailers - 0.3%
Wal-Mart Stores,
5.32%, 6/1/15, FRN	30,000	31,153

Supranational - 0.5%
International Bank for Reconstruction & Development,
0.12%, 9/2/14, FRN(2)	26,000	25,990
International Finance Corp.,
0.16%, 9/2/14, FRN(2)	25,000	25,000

		50,990

Total Corporate Notes/Bonds (Cost $478,199)		478,199

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EURODOLLAR TIME DEPOSITS - 22.6%
Banking - 22.6%
Australia and New Zealand Banking,
0.07%, 9/2/14	$217,630	$217,630
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 9/2/14	528,750	528,750
0.12%, 9/3/14	266,035	266,035
Barclays Bank PLC, London Branch,
0.08%, 9/2/14	200,000	200,000
Branch Banking & Trust, Cayman Islands,
0.05%, 9/2/14	100,000	100,000
Credit Agricole S.A., London,
0.08%, 9/2/14	134,570	134,570
DBS Bank Ltd., Singapore Branch,
0.18%, 9/11/14	94,000	94,000
HSBC Holdings PLC, Paris Branch,
0.11%, 9/2/14	263,575	263,575
Nordea Bank, Grand Cayman,
0.05%, 9/2/14	227,691	227,691
Skandinaviska Enskilda Banken AB,
0.05%, 9/2/14	81,651	81,651
Svenska Handelsbanken AB, Cayman Islands,
0.05%, 9/2/14	310,000	310,000

		2,423,902

Total Eurodollar Time Deposits (Cost $2,423,902)		2,423,902

U.S. GOVERNMENT AGENCIES - 18.7%(4)
Federal Farm Credit Bank - 1.8%
FFCB Discount Notes,
0.08%, 11/21/14	25,000	24,996
0.08%, 12/5/14	50,000	49,989
0.11%, 4/7/15	15,000	14,990
FFCB FRN,
0.15%, 9/2/14(2)	45,000	44,997
0.18%, 9/2/14(2)	30,500	30,503
0.11%, 10/14/14(2)	30,000	29,999

		195,474

Federal Home Loan Bank - 14.2%
FHLB Bonds,
0.18%, 9/12/14	25,000	25,000
0.17%, 12/11/14	45,665	45,663
0.25%, 2/20/15	20,670	20,683
0.38%, 3/13/15	15,000	15,020
0.22%, 7/17/15	49,580	49,580
0.23%, 8/3/15	35,025	35,025
0.20%, 8/12/15	52,015	52,009
FHLB Discount Notes,
0.07%, 9/10/14	41,000	40,999
0.08%, 9/17/14	49,885	49,883
0.08%, 9/19/14	22,475	22,474
0.09%, 9/24/14	113,600	113,594
0.07%, 9/25/14	33,920	33,918
0.08%, 9/26/14	57,670	57,667
0.09%, 9/26/14	39,545	39,543
0.10%, 10/1/14	34,000	33,997
0.07%, 10/2/14	36,000	35,998
0.09%, 10/8/14	36,000	35,997
0.07%, 10/24/14	130,000	129,988
0.06%, 10/31/14	90,390	90,381
0.09%, 1/26/15	25,000	24,991
0.10%, 1/28/15	40,000	39,983
0.15%, 7/16/15	30,000	29,960
FHLB FRN,
0.11%, 9/5/14(2)	50,000	50,000
0.11%, 9/7/14(2)	150,000	149,994
0.15%, 9/11/14(2)	63,000	62,992
0.11%, 9/18/14	55,000	55,000
0.11%, 9/20/14(2)	129,000	128,983
0.16%, 9/23/14(2)	50,000	50,000

		1,519,322

Federal Home Loan Mortgage Corporation - 1.0%
FHLMC Bond,
0.35%, 12/5/14	19,000	19,012
FHLMC Discount Notes,
0.09%, 1/23/15	52,000	51,981
0.10%, 2/19/15	40,000	39,982

		110,975

Federal National Mortgage Association - 1.7%
FNMA Discount Note,
0.06%, 9/22/14	90,000	89,997
FNMA FRN,
0.13%, 9/5/14(2)	35,000	34,994

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.7%(4) continued
Federal National Mortgage Association - 1.7% continued
0.17%, 9/20/14(2)	$5,580	$5,580
0.15%, 9/21/14(2)	50,000	50,014

		180,585

Total U.S. Government Agencies (Cost $2,006,356)		2,006,356

U.S. GOVERNMENT OBLIGATIONS - 3.4%
U.S. Treasury Bills - 1.9%
0.13%, 9/18/14	42,395	42,392
0.15%, 10/16/14	46,415	46,407
0.13%, 1/8/15	70,000	69,967
0.13%, 3/5/15	44,620	44,590

		203,356

U.S. Treasury Floating Rate Notes - 1.3%
0.10%, 9/3/14(2)	107,332	107,336
0.10%, 9/3/14(2)	31,620	31,619

		138,955

U.S. Treasury Notes - 0.2%
0.25%, 9/15/14	25,000	25,000

Total U.S. Government Obligations (Cost $367,311)		367,311

MUNICIPAL INVESTMENTS - 1.4%
Alabama - 0.5%
West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project,
0.06%, 9/8/14	50,000	50,000

Massachusetts - 0.2%
Massachusetts State Adjustable Taxable G.O. Limited CP, Series K,
(TD Bank N.A. LOC),
0.10%, 9/9/14	23,000	23,000

Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A,
(U.S. Bank N.A. LOC),
0.11%, 9/8/14	12,600	12,600

New York - 0.6%
Long Island Power Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.18%, 9/4/14	40,000	40,000
Saratoga County IDA Taxable Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 9/8/14	27,260	27,260

		67,260

Total Municipal Investments (Cost $152,860)		152,860

Investments, at Amortized Cost ($10,872,426)		10,872,426

REPURCHASE AGREEMENTS - 3.5%
Joint Repurchase Agreements - 1.9%(5)
Bank of America Securities LLC, dated 8/29/14, repurchase price $69,634
0.05%, 9/8/14	69,634	69,634
Morgan Stanley & Co., Inc., dated 8/29/14, repurchase price $69,634
0.05%, 9/8/14	69,634	69,634
Societe Generale, New York Branch, dated 8/29/14, repurchase price $69,634
0.05%, 9/8/14	69,634	69,634

		208,902

Repurchase Agreements - 1.6%(6)
Citigroup Global Markets, Inc., dated 8/29/14, repurchase price $49,065
0.06%, 9/2/14	49,065	49,065
JPMorgan Securities LLC, dated 8/29/14, repurchase price $77,031
0.45%, 11/30/14	77,000	77,000
SG Americas Securities LLC, dated 8/29/14, repurchase price $45,001
0.18%, 9/2/14	45,000	45,000

		171,065

Total Repurchase Agreements (Cost $379,967)		379,967

Total Investments - 104.7% (Cost $11,252,393)(7)		11,252,393

Liabilities less Other Assets - (4.7)%		(509,158)

NET ASSETS - 100.0%		$10,743,235

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	AUGUST 31, 2014 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At August 31, 2014, the value of these restricted illiquid securities amounted to approximately $76,630,000 or 0.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Export Development Canada,
0.17%, 9/2/14, FRN	7/9/14	13,001

Sumitomo Mitsui Banking Corp.,
0.21%, 10/2/14	7/2/14	13,688

United Overseas Bank Ltd., Singapore,
0.25%, 3/3/15	8/25/14	49,934

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$35,538	2.13% - 3.63%	4/15/28 - 2/15/40
U.S. Treasury Notes	$176,309	0.63% - 1.88%	9/30/15 - 1/15/20

Total	$211,847

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$130,540	1.08% - 9.82%	3/25/15- 6/1/66
U.S. Treasury Notes	$50,047	3.13%	5/15/21

Total	$180,587

(7)	The cost for federal income tax purposes was $11,252,393.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31,2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$11,252,393	(1) (2)	$—	$11,252,393

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014 there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

VRDB - Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.5%
U.S. Treasury Bills - 14.4%
0.02%, 9/4/14	$50,000	$50,000
0.08%, 9/4/14	237,000	236,998
0.08%, 9/11/14	95,000	94,998
0.08%, 9/18/14	188,000	187,993
0.12%, 11/13/14	143,000	142,962
0.14%, 11/13/14	307,000	306,918
0.14%, 12/11/14	328,000	327,873
0.06%, 1/2/15	90,000	89,981
0.13%, 1/8/15	95,000	94,955
0.05%, 3/5/15	285,000	284,928

		1,817,606

U.S. Treasury Floating Rate Notes - 15.8%
0.08%, 9/2/14(1)	500,000	499,842
0.10%, 9/2/14(1)	1,367,500	1,367,579
0.10%, 9/2/14(1)	135,000	134,997

		2,002,418

U.S. Treasury Notes - 9.3%
0.25%, 9/30/14	71,720	71,725
2.38%, 9/30/14	400,000	400,733
0.50%, 10/15/14	500,000	500,264
2.38%, 10/31/14	208,000	208,784

		1,181,506

Total U.S. Government Obligations (Cost $5,001,530)		5,001,530

Investments, at Amortized Cost ($5,001,530)		5,001,530

REPURCHASE AGREEMENTS - 62.2%
Joint Repurchase Agreements - 0.6%(2)
Bank of America Securities LLC, dated 8/29/14, repurchase price $25,000
0.05%, 9/8/14	25,000	25,000
Morgan Stanley & Co., Inc., dated 8/29/14, repurchase price $25,000
0.05%, 9/8/14	25,000	25,000
Societe Generale, New York Branch, dated 8/29/14, repurchase price $25,000
0.05%, 9/8/14	25,000	25,000

		75,000

Repurchase Agreements - 61.6%(3)
Bank of Nova Scotia, dated 8/29/14, repurchase price $535,003
0.05%, 9/2/14	535,000	535,000
Barclays Capital, Inc., dated 8/29/14, repurchase price $250,016
0.07%, 11/30/14	250,000	250,000
Barclays Capital, Inc., dated 8/29/14, repurchase price $250,017
0.07%, 11/30/14	250,000	250,000
Citigroup Global Markets, Inc., dated 8/29/14, repurchase price $152,497
0.05%, 9/2/14	152,496	152,496
Federal Reserve Bank of New York, dated 8/29/14, repurchase price $6,150,034
0.05%, 9/2/14	6,150,000	6,150,000
HSBC Securities (USA), Inc., dated 8/29/14, repurchase price $40,000
0.04%, 9/2/14	40,000	40,000
Societe Generale, New York Branch, dated 8/29/14, repurchase price $415,002
0.05%, 9/2/14	415,000	415,000

		7,792,496

Total Repurchase Agreements (Cost $7,867,496)		7,867,496

Total Investments - 101.7% (Cost $12,869,026)(4)		12,869,026

Liabilities less Other Assets - (1.7)%		(211,023)

NET ASSETS - 100.0%		$12,658,003

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$12,759	2.13% - 3.63%	4/15/28 - 2/15/40
U.S. Treasury Notes	$63,299	0.63% - 1.88%	9/30/15 - 1/15/20

Total	$76,058

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	AUGUST 31, 2014 (UNAUDITED)

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$7,850	0.02%	11/6/14
U.S. Treasury Bonds	$428,620	1.75% - 7.50%	11/15/24 - 11/15/43
U.S. Treasury Notes	$7,357,169	0.13% - 3.75%	7/15/15 - 1/15/24
U.S. Treasury Strips	$32,055	2.19%	8/15/24

Total	$7,825,694

(4)	The cost for federal income tax purposes was $12,869,026.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$12,869,026	(1)	$—	$12,869,026

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2%
Alabama - 1.0%
Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project,
(FHLMC LOC),
0.05%, 9/9/14	$5,200	$5,200
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/9/14	5,500	5,500

		10,700

Arizona - 0.2%
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A,
0.05%, 9/9/14(1)	2,300	2,300

California - 9.1%
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.06%, 9/9/14	2,530	2,530
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 6/30/15	5,000	5,078
California State School Cash Reserve Program Authority TRANS, Series A,
2.00%, 6/1/15	3,000	3,042
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.04%, 9/9/14	3,500	3,500
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West,
(Bank of America N.A. LOC),
0.04%, 9/9/14	2,000	2,000
City of Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	6,000	6,000
City of Riverside Electric Revenue Refunding VRDB, Series A,
(Barclays Bank PLC LOC),
0.03%, 9/9/14	500	500
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.04%, 9/9/14	1,840	1,840
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.04%, 9/9/14	2,355	2,355
County of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/30/15	1,000	1,012
Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District,
0.25%, 9/9/14(2)	11,800	11,800
Kern Community College District Variable Refunding COPS,
0.15%, 9/9/14(2)	5,300	5,300
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.03%, 9/9/14	2,000	2,000
Los Angeles Harbor Department Municipal Interest Bearing CP,
0.08%, 9/22/14	4,000	4,000
Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600,
0.13%, 9/9/14(1)	29,000	29,000
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5,
0.12%, 9/9/14(1)	3,000	3,000
State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten,
(Citibank N.A. LOC),
0.02%, 9/2/14	1,000	1,000
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.03%, 9/2/14	15,100	15,100

		99,057

Colorado - 1.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/9/14	100	100

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Colorado - 1.1% continued
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.06%, 9/9/14	$1,785	$1,785
Colorado State General Fund TRANS, Series A,
1.00%, 6/26/15	10,000	10,072

		11,957

District of Columbia - 0.7%
District of Columbia Revenue VRDB, American Legacy Foundation,
0.04%, 9/9/14	6,000	6,000
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.10%, 9/9/14	1,200	1,200

		7,200

Florida - 3.3%
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	8,500	8,500
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B,
(TD Bank N.A. LOC),
0.04%, 9/2/14	1,600	1,600
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake,
(FHLMC LOC),
0.06%, 9/9/14	13,140	13,140
Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments,
(FHLMC LOC),
0.04%, 9/9/14	450	450
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.04%, 9/9/14	2,400	2,400
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.05%, 9/9/14	9,000	9,000
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.05%, 9/9/14	500	500

		35,590

Georgia - 1.9%
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.04%, 9/2/14	3,400	3,400
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	6,200	6,200
Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee,
(Bibb County Georgia Gtd.),
0.06%, 9/9/14	9,400	9,400
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.05%, 9/9/14	1,675	1,675

		20,675

Idaho - 0.9%
State of Idaho G.O. Unlimited TANS,
2.00%, 6/30/15	10,000	10,156

Illinois - 8.0%
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1,
(Bank of Montreal LOC),
0.04%, 9/2/14	13,400	13,400
City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3,
(Royal Bank of Canada LOC),
0.03%, 9/2/14	15,800	15,800
City of Chicago Illinois Municipal CP, Series 02-D,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 9/2/14	6,000	6,000
City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4,
(Bank of New York Mellon LOC),
0.03%, 9/2/14	100	100

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Illinois - 8.0% continued
Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/15	$5,000	$5,000
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.04%, 9/2/14	10,000	10,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.07%, 9/9/14	7,730	7,730
Illinois Finance Authority Health Facilities Adjustable Revenue Bonds, Series C, Advocate Health Care Network,
0.17%, 5/1/15	5,000	5,000
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	3,000	3,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	5,475	5,475
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	6,300	6,300
Illinois State Health Facilties Authority VRDB, Series A, Advocate Health Care Network,
0.13%, 7/16/15	5,000	5,000
Peoria, Illinois IDR Bonds, Peoria Production Shop Project,
(JPMorgan Chase Bank N.A. LOC),
0.45%, 9/9/14	215	215
State of Illinois G.O. Unlimited VRDB, Series B-4,
(State Street Bank & Trust Co. LOC),
0.03%, 9/9/14	4,200	4,200

		87,220

Indiana - 1.5%
County of Posey Economic Development Adjustable Revenue Refunding Bonds, Series A, Midwest Fertilizer Corp.,
(U.S. Treasury Escrowed),
0.30%, 11/8/14	15,000	15,000
Indiana State Finance Authority VRDB, Series A, United Methodist Memorial Home,
(FHLB of Indianapolis LOC),
0.35%, 9/9/14	650	650
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.04%, 9/2/14	100	100

		15,750

Iowa - 4.1%
City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park,
(FHLB of Des Moines LOC),
0.05%, 9/9/14	2,000	2,000
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 9/2/14	13,520	13,520
Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools,
(Wells Fargo Bank N.A. LOC),
0.04%, 9/2/14	6,200	6,200
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/2/14	4,595	4,595
Iowa Finance Authority Health Facilities Revenue VRDB, Unity Point Health, Series B2,
(MUFG Union Bank N.A. LOC),
0.05%, 9/9/14	7,400	7,400
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.05%, 9/2/14	8,400	8,400
Iowa State Finance Authority Facility Revenue VRDB, Morningside College Project,
(U.S. Bank N.A. LOC),
0.05%, 9/2/14	1,900	1,900

		44,015

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Kansas - 0.6%
Kansas State Health Facilities Development Finance Authority VRDB, Ku Health System, Series J,
(U.S. Bank N.A. LOC),
0.05%, 9/2/14	$7,000	$7,000

Kentucky - 2.7%
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	400	400
City of Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare,
1.00%, 12/1/14	4,500	4,506
City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center,
1.00%, 3/1/15	5,000	5,017
Kentucky Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1,
1.00%, 9/1/14	3,875	3,875
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1,
1.00%, 8/1/15	5,600	5,639
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	5,270	5,270
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	4,705	4,705

		29,412

Louisiana - 3.9%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue VRDB, Series A, Exxonmobil Project,
0.02%, 9/2/14	14,000	14,000
Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.05%, 9/9/14	2,600	2,600
Louisiana State Public Facilities Authority VRDB, Dynamic Fuels LLC Project,
(Bank of America N.A. LOC),
0.03%, 9/2/14	26,250	26,250

		42,850

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	2,000	2,000

Maryland - 1.0%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A,
(MUFG Union Bank N.A. LOC),
0.05%, 9/9/14	7,800	7,800
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily,
(FHLMC LOC),
0.05%, 9/9/14	3,100	3,100

		10,900

Michigan - 1.9%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	255	255
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/9/14	7,545	7,545
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.04%, 9/9/14	965	965
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	6,250	6,250

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Michigan - 1.9% continued
Michigan State University Revenue VRDB,
0.04%, 9/9/14	$6,000	$6,000

		21,015

Minnesota - 2.9%
City of Bloomington Housing Senior Revenue Refunding VRDB, Presbyterian Homes,
(FHLMC LOC),
0.06%, 9/9/14	10,140	10,140
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
(Minnesota School Districts Tax & Aid Aniticipation Borrowing Program Insured),
2.00%, 9/16/14	4,115	4,118
Minnesota State School Districts Tax & Aid Anticipation Borrowing Program COPS, Series A,
(Minnesota School Districts Tax & Aid Aniticipation Borrowing Program Insured),
2.00%, 9/9/14(2)	7,410	7,549
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.06%, 9/9/14	9,910	9,910
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	300	300

		32,017

Mississippi - 4.8%
County of Jackson Mississippi Port Facility Revenue Refunding Bonds, Chevron USA, Inc. Project,
0.02%, 9/2/14	11,000	11,000
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.05%, 9/9/14	7,000	7,000
Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc., Series J,
0.02%, 9/2/14	10,000	10,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health,
0.04%, 9/9/14	9,725	9,725
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.05%, 9/9/14	14,000	14,000

		51,725

Missouri - 2.9%
Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School,
(U.S. Bank N.A. LOC),
0.05%, 9/2/14	2,700	2,700
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	4,135	4,135
RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floater, Series E-47,
(Royal Bank of Canada LOC),
0.05%, 9/9/14(1)	25,000	25,000

		31,835

Municipal States Pooled Securities - 1.7%
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
(Branch Banking & Trust Co. LOC),
0.15%, 9/9/14(1)	3,290	3,290
Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766,
0.14%, 9/9/14	10,000	10,000
FHLMC Multifamily Revenue VRDB, Series MO27, Class A,
0.06%, 9/9/14	4,975	4,975

		18,265

New Hampshire - 0.6%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital,
(TD Bank N.A. LOC),
0.04%, 9/2/14	3,155	3,155

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
New Hampshire - 0.6% continued
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.04%, 9/9/14	$1,470	$1,470
New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College,
(FHLB of Boston LOC),
0.05%, 9/9/14	1,940	1,940

		6,565

New Jersey -1.2%
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.07%, 9/9/14(1)	310	310
County of Hudson G.O. Unlimited BANS,
2.00%, 12/5/14	10,000	10,044
Hudson County Improvement Authority Guaranteed Pooled Revenue Notes, Series S-1,
(Hudson County, New Jersey Insured),
1.00%, 12/10/14	2,503	2,507

		12,861

New York -7.7%
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.10%, 9/9/14	4,375	4,375
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3
0.04%, 9/2/14	10,000	10,000
New York City Water Finance Authority & Sewer System VRDB, Second General Resolution,
0.05%, 9/2/14	4,000	4,000
New York Liberty Development Corp. Revenue Refunding VRDB, Series A1, World Trade Center Project,
(U.S. Treasury Escrowed),
0.15%, 12/17/14	10,000	10,000
New York Liberty Development Corp. Revenue Refunding VRDB, Series A1-3, World Trade Center,
(U.S. Treasury Escrowed),
0.15%, 12/17/14	30,000	30,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.03%, 9/9/14	2,600	2,600
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 9/9/14	10,000	10,000
North Tonawanda City School District G.O. Unlimited BANS,
1.00%, 9/18/14	3,000	3,001
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.03%, 9/9/14	3,450	3,450
Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc.,
(Manufacturers & Traders Trust Co. LOC),
0.10%, 9/9/14	6,235	6,235

		83,661

North Carolina - 2.8%
BB&T Municipal Trust Floaters Revenue Bonds, Series 1009,
0.15%, 9/9/14(1)	5,170	5,170
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	100	100
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	4,515	4,515

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
North Carolina - 2.8% continued
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	$5,995	$5,995
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.06%, 9/9/14	2,000	2,000
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.04%, 9/2/14	2,000	2,000
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.06%, 9/9/14(1)	800	800
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C,
0.05%, 9/9/14	9,315	9,315

		29,895

Ohio - 3.1%
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	9,900	9,900
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	1,760	1,760
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480,
0.14%, 9/9/14(1)	10,000	10,000
Ohio State Air Quality Development Authority Refunding VRDB, AEP Generation Resources,
(Mizuho Bank Ltd. LOC),
0.08%, 9/9/14	12,000	12,000

		33,660

Oregon - 1.4%
Oregon Health & Science University Revenue VRDB, Series B-2,
(MUFG Union Bank N.A. LOC),
0.04%, 9/9/14	6,525	6,525
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(MUFG Union Bank N.A. LOC),
0.05%, 9/9/14	3,095	3,095
State of Oregon G.O. Limited TANS, Series A,
2.00%, 6/15/15	6,000	6,089

		15,709

Pennsylvania - 5.3%
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	6,110	6,110
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.10%, 9/9/14	9,090	9,090
Lancaster Pennsylvania IDA Revenue Bonds, Willow Valley Retirement, Series A,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	9,400	9,400
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.04%, 9/9/14	950	950
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.04%, 9/2/14	2,920	2,920
Philadelphia School District G.O. Refunding VRDB, Series C,
(TD Bank N.A. LOC),
0.04%, 9/9/14	3,480	3,480
Ridley Pennsylvania School District G.O. VRDB, Series 2009,
(TD Bank N.A. LOC),
0.05%, 9/9/14	2,500	2,500
School District of Philadelphia G.O. Unlimited Refunding VRDB, Series H,
(Royal Bank of Canada LOC),
0.04%, 9/9/14	15,000	15,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Pennsylvania - 5.3% continued
Tioga County IDA Student Housing Revenue BANS, Mansfield Auxiliary Corp. Student Housing,
1.00%, 3/13/15	$6,000	$6,023
University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes,
2.00%, 7/22/15	2,000	2,033

		57,506

Puerto Rico - 0.6%
RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46,
(Royal Bank of Canada LOC),
0.25%, 9/9/14(1)	6,100	6,100

South Carolina - 1.5%
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.04%, 9/2/14	15,930	15,930

South Dakota - 0.5%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health,
(U.S. Bank N.A. LOC),
0.05%, 9/2/14	5,500	5,500

Tennessee - 2.8%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	9,590	9,590
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	4,115	4,115
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project,
(FNMA LOC),
0.06%, 9/9/14	7,450	7,450
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project,
(FNMA LOC),
0.05%, 9/9/14	9,445	9,445

		30,600

Texas - 10.4%
City of Houston Revenue TRANS,
5.00%, 6/30/15	10,300	10,717
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 9/9/14(1)	8,270	8,270
Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	9,470	9,470
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	9,635	9,635
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.06%, 9/9/14	1,610	1,610
Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility,
(Bank of America N.A. LOC),
0.06%, 9/9/14	5,595	5,595
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	8,200	8,200
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.06%, 9/9/14	9,900	9,900

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Texas - 10.4% continued
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilites Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.06%, 9/9/14	$5,000	$5,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.06%, 9/9/14	4,400	4,400
Texas State Affordable Housing Corp. Multifamily Housing Adjustable Revenue Bonds, Gateway Northwest Project,
(U.S. Treasury Escrowed),
0.35%, 10/1/14	10,000	10,000
Texas State G.O. Unlimited TRANS,
1.50%, 9/3/14(2)	30,000	30,406

		113,203

Utah - 2.8%
Salt Lake County G.O. Limited TRANS,
1.00%, 12/29/14	20,000	20,060
Utah Water Finance Agency Revenue VRDB, Series B-1,
0.06%, 9/9/14	10,000	10,000

		30,060

Vermont - 0.4%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A,
(TD Bank N.A. LOC),
0.04%, 9/9/14	4,150	4,150

Virginia - 1.2%
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.04%, 9/9/14	300	300
Stafford County & Staunton IDA Variable Rate Demand Obligation,
(Bank of America N.A. LOC),
0.08%, 9/9/14	4,000	4,000
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.04%, 9/9/14	9,200	9,200

		13,500

Wisconsin - 3.5%
City of Milwaukee Fixed G.O. Unlimited Bonds, Prom Nts, Series N1,
5.00%, 2/1/15	8,825	9,004
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	7,375	7,375
Wisconsin Rural Water Construction Loan Program BANS,
1.00%, 9/1/14	3,355	3,355
Wisconsin School Districts Temporary Borrowing Program Cash Flow Administration Program Revenue Note Participation, Series A,
1.00%, 10/10/14	10,095	10,102
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/9/14	7,405	7,405
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.04%, 9/2/14	700	700

		37,941

Total Municipal Investments (Cost $1,088,480)		1,088,480

Total Investments - 100.2% (Cost $1,088,480)(3)		1,088,480

Liabilities less Other Assets - (0.2)%		(2,619)

NET ASSETS - 100.0%		$1,085,861

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The cost for federal income tax purposes was $1,088,480.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	AUGUST 31, 2014 (UNAUDITED)

At August 31, 2014, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Hospital	21.1%
State	11.1
Housing	9.5
Industrial	7.9
School	7.4
University	6.9
IDB & PCR	5.9
Miscellaneous Revenues	5.8
All other sectors less than 5%	24.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,088,480	(1) (2)	$—	$1,088,480

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 65.7%(1)
Federal Farm Credit Bank - 9.8%
FFCB Discount Notes,
0.01%, 9/2/14	$25,000	$25,000
0.14%, 9/30/14	11,000	10,999
0.15%, 10/7/14	8,000	7,999
0.15%, 10/9/14	17,000	16,997
0.12%, 11/10/14	11,000	10,997
0.13%, 12/8/14	11,000	10,996
0.10%, 2/19/15	22,000	21,990
0.12%, 3/17/15	20,000	19,987
0.13%, 5/6/15	6,000	5,995
FFCB FRN,
0.18%, 9/2/14	28,000	27,998
0.23%, 9/2/14	14,000	14,008
0.32%, 9/2/14	22,000	22,002
0.11%, 9/3/14(2)	13,000	12,999
0.10%, 9/4/14	28,000	27,999
0.11%, 9/4/14(2)	8,000	8,000
0.13%, 9/5/14	38,000	37,997
0.12%, 9/6/14(2)	27,000	26,997
0.13%, 9/6/14	39,000	38,995
0.13%, 9/8/14(2)	28,500	28,500
0.19%, 9/13/14(2)	35,500	35,510
0.11%, 9/18/14(2)	31,000	30,996
0.14%, 9/18/14(2)	16,500	16,499
0.14%, 9/20/14	9,000	9,000
0.18%, 9/20/14(2)	33,000	33,011
0.11%, 9/21/14(2)	12,000	11,998
0.18%, 9/22/14(2)	13,000	13,008
0.13%, 9/23/14(2)	23,000	22,997
0.30%, 9/23/14	14,000	14,014
0.20%, 9/24/14(2)	7,000	7,006
0.12%, 9/26/14	19,500	19,500
0.14%, 9/26/14	15,000	14,999
0.14%, 9/30/14	31,000	30,998

		635,991

Federal Home Loan Bank - 29.7%
FHLB Bonds,
0.14%, 9/5/14(2)	74,000	74,000
0.17%, 9/12/14(2)	21,000	21,000
0.16%, 9/30/14	40,000	39,999
0.07%, 11/20/14	19,000	18,999
0.09%, 1/13/15	90,000	89,996
0.09%, 2/2/15	19,000	18,997
0.09%, 2/19/15	7,000	6,999
0.09%, 2/27/15	26,900	26,896
0.10%, 3/9/15	37,000	36,993
0.11%, 4/2/15(2)	45,000	44,993
0.11%, 4/7/15	14,000	13,998
0.11%, 4/9/15	46,000	45,993
0.12%, 4/10/15(2)	56,000	55,994
0.12%, 4/14/15	15,000	14,997
0.12%, 4/15/15(2)	59,000	58,992
0.13%, 5/12/15(2)	20,000	19,997
0.22%, 7/17/15	29,000	29,000
0.23%, 8/3/15	41,935	41,935
FHLB Discount Notes,
0.08%, 9/10/14	116,000	115,998
0.09%, 9/17/14	84,000	83,997
0.10%, 9/17/14	40,000	39,998
0.07%, 9/18/14	150,000	149,995
0.06%, 10/3/14	10,000	10,000
0.09%, 10/10/14	25,000	24,998
0.08%, 10/15/14	118,000	117,988
0.08%, 10/22/14	60,000	59,993
0.16%, 10/24/14	12,000	11,997
0.16%, 10/27/14	12,000	11,997
0.07%, 10/29/14	69,000	68,993
0.16%, 10/29/14	17,000	16,996
0.09%, 10/31/14	25,000	24,996
0.09%, 12/12/14	57,000	56,985
0.10%, 1/7/15	15,000	14,995
0.10%, 1/14/15	60,000	59,978
0.16%, 8/3/15	20,000	19,970
FHLB FRN,
0.11%, 9/8/14(2)	55,000	55,000
0.12%, 9/10/14	103,000	102,985
0.12%, 9/13/14(2)	42,000	42,000
0.11%, 9/14/14(2)	30,000	30,000
0.12%, 9/16/14	5,000	5,000
0.12%, 9/18/14	15,000	15,000
0.11%, 9/19/14(2)	33,500	33,499
0.11%, 9/20/14	18,000	17,997
0.12%, 9/21/14	38,000	37,995
0.16%, 9/23/14	23,000	23,000
0.13%, 11/23/14(2)	10,000	10,000

		1,922,128

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 65.7%(1) continued
Federal Home Loan Mortgage Corporation - 8.0%
FHLMC Bond,
0.75%, 11/25/14	$26,451	$26,491
FHLMC Discount Notes,
0.10%, 9/4/14	66,000	66,000
0.10%, 9/9/14	50,000	49,999
0.15%, 2/9/15	20,000	19,987
0.10%, 3/10/15	30,000	29,984
FHLMC FRN,
0.16%, 9/5/14(2)	20,500	20,500
0.14%, 9/16/14(2)	161,000	161,015
0.15%, 9/16/14	51,900	51,914
0.12%, 9/18/14(2)	30,000	29,993
0.15%, 9/26/14(2)	63,000	63,021

		518,904

Federal National Mortgage Association - 18.2%
FNMA Discount Notes,
0.05%, 9/2/14	135,823	135,823
0.14%, 9/2/14	33,000	33,000
0.07%, 9/3/14	152,000	151,999
0.12%, 9/15/14	41,000	40,998
0.09%, 10/1/14	56,085	56,081
0.09%, 12/1/14	123,000	122,972
0.09%, 1/2/15	202,000	201,938
0.11%, 2/2/15	82,000	81,961
FNMA FRN,
0.14%, 9/11/14	237,000	237,003
0.17%, 9/20/14	20,281	20,283
0.15%, 9/21/14(2)	92,000	92,032

		1,174,090

Total U.S. Government Agencies (Cost $4,251,113)		4,251,113

U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bills - 3.2%
0.08%, 9/4/14	132,000	131,999
0.09%, 9/4/14	37,000	37,000
0.06%, 1/2/15	40,000	39,991

		208,990

U.S. Treasury Floating Rate Notes - 0.6%
0.08%, 9/3/14(2)	14,745	14,740
0.10%, 9/3/14(2)	23,000	23,000

		37,740

Total U.S. Government Obligations (Cost $246,730)		246,730

Investments, at Amortized Cost ($4,497,843)		4,497,843

REPURCHASE AGREEMENTS - 29.9%
Joint Repurchase Agreements - 1.5%(3)
Bank of America Securities LLC, dated 8/29/14, repurchase price $33,334
0.05%, 9/2/14	33,333	33,333
Morgan Stanley & Co., Inc., dated 8/29/14, repurchase price $33,334
0.05%, 9/2/14	33,333	33,333
Societe Generale, New York Branch, dated 8/29/14, repurchase price $33,334
0.05%, 9/2/14	33,333	33,334

		100,000

Repurchase Agreements - 28.4%(4)
Bank of America N.A., dated 8/29/14, repurchase price $825,006
0.06%, 9/2/14	825,000	825,000
Barclays Capital, Inc., dated 8/29/14, repurchase price $200,013
0.07%, 11/30/14	200,000	200,000
Citigroup Global Markets, Inc., dated 8/29/14, repurchase price $270,877
0.06%, 9/2/14	270,875	270,875
Citigroup Global Markets, Inc., dated 8/29/14, repurchase price $49,931
0.05%, 9/2/14	49,931	49,931
Credit Suisse Securities, dated 8/29/14, repurchase price $90,748
0.05%, 9/2/14	90,747	90,747
Deutsche Bank Securities, Inc., dated 8/29/14, repurchase price $100,001
0.06%, 9/2/14	100,000	100,000
Goldman Sachs & Co., dated 8/29/14, repurchase price $50,000
0.05%, 9/2/14	50,000	50,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 29.9% continued
Repurchase Agreements - 28.4%(4) continued
Societe Generale, New York Branch, dated 8/29/14, repurchase price $250,001
0.05%, 9/2/14	$250,000	$250,000

		1,836,553

Total Repurchase Agreements (Cost $1,936,553)		1,936,553

Total Investments - 99.4% (Cost $6,434,396)(5)		6,434,396
Other Assets less Liabilities - 0.6%		41,846

NET ASSETS - 100.0%		$6,476,242

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$17,012	2.13% -3.63%	4/15/28 - 2/15/40
U.S. Treasury Notes	$84,398	0.63% -1.88%	9/30/15 - 1/15/20

Total	$101,410

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$80,068	0.00% - 3.38%	11/25/14 - 12/8/23
FHLMC	$395,631	0.35% - 8.00%	11/25/14 - 9/1/44
FNMA	$959,502	0.00% - 9.50%	3/30/16 - 8/1/44
GNMA	$112,636	2.5% - 7.00%	8/20/23 - 1/15/55
U.S. Treasury Bonds	$52,616	3.63%	2/15/44
U.S. Treasury Notes	$285,386	0.25% - 1.88%	5/15/15 - 11/15/16

Total	$1,885,839

(5)	The cost for federal income tax purposes was $6,434,396.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio	$—	$6,434,396	(1) (2)	$—	$6,434,396

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 65.3%(1)
Federal Farm Credit Bank - 27.4%
FFCB Bonds,
0.16%, 11/25/14	$10,000	$9,999
0.28%, 12/11/14	16,500	16,508
0.13%, 6/17/15(2)	25,000	24,994
FFCB Discount Notes,
0.01%, 9/2/14	15,000	15,000
0.06%, 9/5/14	20,000	20,000
0.06%, 9/8/14	125,000	124,998
0.06%, 9/9/14	125,000	124,998
0.09%, 9/9/14	21,000	21,000
0.10%, 9/11/14	63,000	62,998
0.12%, 9/12/14	12,000	12,000
0.14%, 9/30/14	18,000	17,998
0.13%, 10/3/14	12,000	11,999
0.06%, 10/7/14	10,000	9,999
0.15%, 10/7/14	20,000	19,998
0.10%, 10/8/14	40,000	39,996
0.15%, 10/9/14	88,000	87,986
0.07%, 10/15/14	37,000	36,995
0.15%, 10/15/14	50,000	49,993
0.10%, 10/21/14	42,000	41,994
0.10%, 10/23/14	32,000	31,995
0.08%, 10/24/14	75,000	74,991
0.11%, 11/10/14	75,000	74,983
0.12%, 11/10/14	33,000	32,993
0.14%, 11/14/14	21,000	20,994
0.14%, 11/17/14	35,000	34,989
0.08%, 11/21/14	15,000	14,997
0.07%, 11/25/14	50,000	49,992
0.08%, 12/4/14	30,000	29,994
0.13%, 12/8/14	33,000	32,988
0.09%, 12/15/14	62,000	61,984
0.08%, 12/16/14	25,000	24,994
0.13%, 12/26/14	35,000	34,985
0.09%, 1/9/15	20,000	19,993
0.09%, 1/22/15	40,000	39,986
0.10%, 1/28/15	20,000	19,992
0.10%, 2/4/15	20,000	19,991
0.10%, 2/10/15	36,000	35,984
0.10%, 2/19/15	56,000	55,973
0.09%, 2/20/15	60,000	59,974
0.11%, 2/25/15	51,000	50,972
0.10%, 3/10/15	40,000	39,979
0.11%, 3/11/15	48,000	47,972
0.11%, 3/13/15	117,000	116,931
0.12%, 3/17/15	45,000	44,970
0.10%, 3/27/15	25,000	24,986
0.11%, 4/1/15	30,000	29,981
0.11%, 4/16/15	75,000	74,948
0.12%, 4/17/15	45,000	44,966
0.13%, 5/6/15	16,000	15,986
FFCB FRN,
0.14%, 9/2/14(2)	8,500	8,500
0.23%, 9/2/14(2)	111,550	111,624
0.24%, 9/2/14	30,000	30,020
0.30%, 9/2/14	23,000	23,002
0.32%, 9/2/14	55,000	55,004
0.40%, 9/2/14	8,710	8,715
0.11%, 9/3/14(2)	105,000	104,995
0.14%, 9/3/14	141,000	140,987
0.16%, 9/3/14	55,970	55,975
0.10%, 9/4/14	79,000	78,998
0.11%, 9/4/14	125,000	124,994
0.11%, 9/4/14	61,500	61,500
0.13%, 9/6/14(2)	50,000	49,994
0.16%, 9/6/14	12,400	12,404
0.13%, 9/8/14	55,500	55,499
0.13%, 9/9/14(2)	42,480	42,479
0.13%, 9/10/14	75,000	74,998
0.16%, 9/10/14	146,000	146,021
0.21%, 9/10/14	34,500	34,538
0.13%, 9/11/14(2)	67,000	66,995
0.19%, 9/13/14	75,000	75,016
0.11%, 9/15/14(2)	208,000	207,989
0.18%, 9/15/14(2)	29,115	29,120
0.10%, 9/16/14(2)	41,000	40,997
0.11%, 9/18/14	60,500	60,493
0.14%, 9/18/14(2)	45,500	45,497
0.11%, 9/20/14	42,500	42,497
0.13%, 9/20/14	124,000	123,980
0.14%, 9/20/14(2)	115,000	115,008
0.19%, 9/20/14(2)	45,000	45,026
0.11%, 9/21/14(2)	87,500	87,487
0.18%, 9/22/14(2)	49,428	49,454
0.13%, 9/23/14	44,000	43,995
0.18%, 9/23/14(2)	60,250	60,282
0.30%, 9/23/14	27,000	27,027

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 65.3%(1) continued
Federal Farm Credit Bank - 27.4% continued
0.21%, 9/24/14(2)	$13,500	$13,514
0.13%, 9/25/14(2)	44,500	44,497
0.12%, 9/26/14(2)	55,500	55,499
0.14%, 9/26/14(2)	167,700	167,704
0.13%, 9/27/14	11,050	11,050
0.17%, 9/27/14(2)	75,130	75,139
0.10%, 9/28/14(2)	122,000	121,990
0.15%, 9/28/14	82,720	82,731
0.14%, 9/30/14	83,000	82,995
0.14%, 10/1/14	78,000	77,998

		5,088,143

Federal Home Loan Bank - 36.5%
FHLB Bonds,
0.17%, 9/12/14(2)	41,000	40,999
0.16%, 9/30/14(2)	70,000	69,999
0.13%, 10/2/14	36,000	36,000
0.09%, 2/2/15	51,500	51,493
0.09%, 2/19/15	19,000	18,997
0.10%, 2/19/15	29,000	28,998
0.09%, 2/23/15	49,160	49,154
0.10%, 3/9/15	300,000	299,949
0.11%, 4/2/15	152,000	151,976
0.11%, 4/7/15(2)	36,000	35,994
0.11%, 4/9/15(2)	119,000	118,981
0.12%, 4/10/15(2)	50,000	49,995
0.12%, 4/14/15	41,000	40,993
0.12%, 4/15/15(2)	56,000	55,992
0.13%, 5/12/15(2)	118,000	117,984
0.22%, 7/17/15(2)	40,000	40,000
0.23%, 8/3/15(2)	110,795	110,795
FHLB Discount Notes,
0.07%, 9/3/14	55,000	55,000
0.08%, 9/3/14	110,000	110,000
0.07%, 9/10/14	150,000	149,997
0.10%, 9/17/14	48,000	47,998
0.09%, 9/19/14	170,000	169,992
0.08%, 10/1/14	725,000	724,953
0.07%, 10/2/14	232,000	231,986
0.08%, 10/3/14	126,000	125,991
0.08%, 10/8/14	358,000	357,969
0.09%, 10/8/14	232,000	231,980
0.08%, 10/15/14	55,000	54,995
0.09%, 10/17/14	265,700	265,669
0.07%, 10/22/14	672,000	671,927
0.09%, 10/22/14	278,000	277,970
0.10%, 10/22/14	125,000	124,986
0.07%, 10/24/14	108,000	107,987
0.16%, 10/24/14	28,000	27,997
0.16%, 10/27/14	28,000	27,993
0.07%, 10/29/14	82,500	82,490
0.08%, 10/29/14	90,000	89,989
0.16%, 10/29/14	39,000	38,990
0.09%, 10/31/14	63,000	62,991
0.09%, 1/5/15	41,000	40,987
0.10%, 1/7/15	41,000	40,986
0.11%, 1/21/15	100,000	99,959
0.16%, 8/3/15	35,000	34,948
FHLB FRN,
0.11%, 9/2/14	125,000	124,998
0.09%, 9/5/14	126,000	125,985
0.12%, 9/10/14	44,000	43,994
0.15%, 9/11/14(2)	40,000	39,995
0.12%, 9/13/14	91,000	91,000
0.11%, 9/14/14(2)	86,000	86,000
0.12%, 9/16/14	15,600	15,601
0.12%, 9/18/14	43,000	43,000
0.11%, 9/19/14	84,000	83,997
0.10%, 9/20/14	65,000	64,999
0.11%, 9/20/14(2)	53,000	52,991
0.12%, 9/21/14	100,000	99,986
0.11%, 9/22/14	35,000	35,000
0.16%, 9/23/14	40,000	40,000
0.11%, 9/28/14	83,000	83,000
0.13%, 11/23/14(2)	155,000	155,000

		6,760,575

Tennessee Valley Authority - 1.4%
TVA Discount Note,
0.06%, 9/3/14	259,021	259,020

Total U.S. Government Agencies (Cost $12,107,738)		12,107,738

U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Bills - 2.6%
0.08%, 9/4/14	148,000	147,999
0.09%, 9/4/14	107,000	106,999
0.08%, 9/18/14	125,000	124,995

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 4.7% continued
U.S. Treasury Bills - 2.6% continued
0.06%, 1/2/15	$106,000	$105,978

		485,971

U.S. Treasury Floating Rate Notes - 2.1%
0.08%, 9/3/14(2)	220,345	220,270
0.10%, 9/3/14(2)	122,000	122,000
0.10%, 9/3/14(2)	42,000	41,999

		384,269

Total U.S. Government Obligations (Cost $870,240)		870,240

Investments, at Amortized Cost (Cost $12,977,978)		12,977,978

REPURCHASE AGREEMENTS - 31.4%(3)
Repurchase Agreements - 31.4%
Bank of America N.A., dated 8/29/14, repurchase price $222,001
0.06%, 9/2/14	222,000	222,000
Citigroup Global Markets, Inc., dated 8/29/14, repurchase price $151,572
0.05%, 9/2/14	151,571	151,571
Federal Reserve Bank, New York Branch, dated 8/29/14, repurchase price $5,175,029
0.05%, 9/2/14	5,175,000	5,175,000
JP Morgan Securities LLC, dated 8/29/14, repurchase price $265,002
0.06%, 9/2/14	265,000	265,000

		5,813,571

Total Repurchase Agreements (Cost $5,813,571)		5,813,571

Total Investments - 101.4% (Cost $18,791,549)(4)		18,791,549

Liabilities less Other Assets - (1.4)%		(252,996)

NET ASSETS - 100.0%		$18,538,553

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$204,305	2.50% - 6.00%	3/1/27 - 7/1/44
FNMA	$145,078	3.50% - 6.00%	6/1/33 - 5/1/42
GNMA	$152,229	1.63% - 7.00%	9/20/26 - 7/20/64
U.S. Treasury Bonds	$5,175,029	4.38%	2/15/38
U.S. Treasury Notes	$154,602	1.63% - 2.50%	6/30/19 - 5/15/24

Total	$5,831,243

(4)	The cost for federal income tax purposes was $18,791,549.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio	$—	$18,791,549	(1)	$—	$18,791,549

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	AUGUST 31, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7%
Alabama - 0.5%
Alabama State Multifamily Housing Finance Authority Adjustable Revenue Bonds, Series B, ARD Rural Development Portfolio,
(U.S. Treasury Escrowed),
0.35%, 9/1/15	$13,870	$13,870
Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant,
0.05%, 9/2/14	100	100
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/9/14	11,300	11,300

		25,270

Alaska - 0.1%
Alaska Housing Finance Corp. Home Mortgage Revenue VRDB, Series B,
0.04%, 9/9/14	2,500	2,500

Arizona - 1.2%
Arizona Board of Regents COPS, Floaters, Series 1918,
(Wells Fargo & Co. Gtd.),
0.07%, 9/9/14(1) (2)	17,030	17,030
Phoenix Civic Improvement Corp. Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.09%, 11/18/14	35,000	35,000
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects,
(FNMA LOC),
0.06%, 9/9/14	6,530	6,530

		58,560

Arkansas - 0.3%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.05%, 9/9/14	6,270	6,270
Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A,
(FHLMC LOC),
0.09%, 9/9/14	6,900	6,900

		13,170

California - 9.3%
Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.04%, 9/9/14	6,000	6,000
BB&T Municipal Trust Various States, G.O., Floaters, Series 2049,
(Branch Banking & Trust Co. LOC),
0.08%, 9/9/14(2)	10,815	10,815
California Housing Finance Agency Revenue VRDB, Series B, Home Mortgage,
0.04%, 9/9/14	38,700	38,700
California State School Cash Reserve Program Authority Revenue Notes, Series D,
2.00%, 6/30/15	5,000	5,078
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 6/30/15	18,000	18,280
California State University Municipal Interest Bearing CP,
0.08%, 10/2/14	20,000	20,000
California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 9/9/14	500	500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments,
(FHLB of San Francisco LOC),
0.04%, 9/9/14	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW,
(FHLMC LOC),
0.06%, 9/9/14	5,300	5,300
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.04%, 9/9/14	3,000	3,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
California - 9.3% continued
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.04%, 9/9/14	$1,500	$1,500
California Statewide Communities Development Authority Revenue VRDB, Series OO, Imperial Park Apartments,
(FHLMC LOC),
0.06%, 9/9/14	4,000	4,000
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.05%, 9/9/14	1,840	1,840
City of Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	3,245	3,245
City of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/25/15	43,000	43,485
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.04%, 9/9/14	2,350	2,350
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.04%, 9/9/14	10,345	10,345
City of San Jose Multifamily Housing Revenue VRDB, Series F, Villa Monterey Apartments,
(FNMA LOC),
0.05%, 9/9/14	8,000	8,000
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.04%, 9/9/14	8,730	8,730
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Series C,
0.03%, 9/9/14	6,600	6,600
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240- 105-250,
(Bank of New York Mellon LOC),
0.01%, 9/2/14	600	600
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2,
0.04%, 9/9/14	22,000	22,000
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.03%, 9/9/14	38,000	38,000
Los Angeles Harbor Department Municipal Interest Bearing CP,
0.12%, 12/10/14	12,000	12,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.03%, 9/9/14	12,500	12,500
Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series D,
0.03%, 9/9/14	14,000	14,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.03%, 9/9/14	9,500	9,500
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.04%, 9/9/14	4,000	4,000
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments,
(FNMA LOC),
0.05%, 9/9/14	6,480	6,480
Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments,
(FNMA LOC),
0.04%, 9/9/14	3,000	3,000
San Francisco Airport Commission Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.09%, 10/7/14	31,000	31,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
California - 9.3% continued
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.04%, 9/9/14	$16,100	$16,100
San Francisco City & County Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series B-2, Fillmore Center,
(FHLMC Gtd.),
0.07%, 9/9/14	6,750	6,750
State of California Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.09%, 9/3/14	13,000	13,000
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(MUFG Union Bank N.A. LOC),
0.03%, 9/9/14	11,045	11,045
University of California Municipal CP,
0.04%, 9/9/14	12,500	12,500
University of California VRDB, General Series AL-1,
0.03%, 9/9/14	18,500	18,500

		438,743

Colorado - 4.4%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.04%, 9/9/14	400	400
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
(Wells Fargo Bank N.A. LOC),
0.08%, 9/9/14	8,935	8,935
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.05%, 9/9/14	12,015	12,015
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/9/14	23,525	23,525
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	1,835	1,835
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	24,000	24,000
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor,
(U.S. Bank N.A. LOC),
0.08%, 9/9/14	6,240	6,240
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3,
0.04%, 9/9/14	7,750	7,750
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT),
0.05%, 9/9/14	14,400	14,400
Colorado Multifamily Housing & Finance Authority Revenue Bonds, Class I-A2 (AMT),
0.07%, 9/9/14	10,785	10,785
Colorado Springs Utilities Revenue Refunding VRDB,
0.04%, 9/9/14	8,600	8,600
Colorado State General Fund TRANS, Series A,
1.00%, 6/26/15	38,000	38,275
Colorado State Housing & Finance Authority VRDB, Multifamily, Series C-2 (AMT),
0.08%, 9/9/14	4,000	4,000
Colorado State Housing Finance Authority SFM Revenue VRDB (AMT),
0.07%, 9/9/14	26,450	26,450
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO,
(Royal Bank of Canada LOC),
0.12%, 9/9/14(2)	17,580	17,580

		204,790

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Connecticut - 0.1%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.05%, 9/9/14	$4,100	$4,100

District of Columbia - 2.7%
District of Columbia G.O., ROCS-RR-II-R- 11180WF,
(Wells Fargo & Co. Gtd.),
0.07%, 9/9/14(2)	16,470	16,470
District of Columbia Multifamily Housing Finance Agency Collaterazied Revenue Bonds, Metro Village Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/15	17,800	17,800
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.10%, 9/9/14	4,700	4,700
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.10%, 9/9/14	8,430	8,430
District of Columbia University Revenue VRDB, Series B-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 9/9/14	16,350	16,350
District of Columbia University Revenue VRDB, Series C-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 9/9/14	21,500	21,500
Metropolitan Washington Airports Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 10/6/14	40,000	40,000

		125,250

Florida - 5.4%
Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project,
(Citibank N.A. LOC),
0.05%, 9/9/14	9,215	9,215
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.05%, 9/9/14	27,270	27,270
County of Miami-Dade County Aviation Adjustable Revenue Bonds, Eagle-20130016, Class A,
(Columbia Insurance Co. Insured),
0.08%, 9/9/14(2)	11,500	11,500
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B,
(TD Bank N.A. LOC),
0.04%, 9/2/14	6,600	6,600
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments,
(FHLB of San Francisco LOC),
0.05%, 9/9/14	6,855	6,855
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments,
(FHLMC LOC),
0.05%, 9/9/14	15,710	15,710
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments,
(FHLMC LOC),
0.05%, 9/9/14	17,475	17,475
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.04%, 9/9/14	3,000	3,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.05%, 9/9/14	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.05%, 9/9/14	20,000	20,000
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.05%, 9/9/14	16,400	16,400
JEA Electric System Revenue VRDB, Series Three-B-3,
0.05%, 9/9/14	9,400	9,400
JEA Variable Rate Demand Obligation,
0.08%, 9/4/14	18,600	18,600

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Florida - 5.4% continued
Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project,
(FNMA LOC),
0.06%, 9/9/14	$11,485	$11,485
Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse,
0.04%, 9/9/14	10,000	10,000
Orange County Multifamily Housing Finance Authority Revenue VRDB, Marbella Cove, Series B,
(FHLB of San Francisco LOC),
0.09%, 9/9/14	4,185	4,185
State of Florida Board of Public Education G.O. Eagle-720050054-Class A,
0.05%, 9/9/14(2)	10,000	10,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series A,
(Bank of New York Mellon LOC),
0.04%, 9/9/14	9,700	9,700
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B,
(Bank of New York Mellon LOC),
0.04%, 9/9/14	30,235	30,235
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments,
(FNMA LOC),
0.06%, 9/9/14	5,045	5,045

		252,675

Georgia - 1.8%
Athens Housing Authority Multi Family Housing Adjustable Revenue Bonds, Rural Development Apartment Projects,
(U.S. Treasury Escrowed),
0.25%, 12/1/14	12,237	12,237
Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.09%, 9/9/14	4,795	4,795
BB&T Municipal Trust Revenue VRDB, Floaters Series 2024,
(Branch Banking & Trust Co. LOC),
0.08%, 9/9/14(2)	10,240	10,240
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association,
(FHLMC LOC),
0.05%, 9/9/14	5,390	5,390
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.06%, 9/9/14	11,700	11,700
DeKalb County Multifamily Housing Authority Revenue VRDB, Crow Wood Arbor Association,
(FHLMC LOC),
0.05%, 9/9/14	7,130	7,130
East Point Housing Authority Multi Family Housing Revenue VRDB, Robins Creste Apartments Project,
(FHLMC LOC),
0.08%, 9/9/14	6,640	6,640
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.04%, 9/2/14	5,000	5,000
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen,
(FHLMC LOC),
0.05%, 9/9/14	6,665	6,665
Marietta Housing Authority Adjustable Revenue Refunding Bonds, Wood Knoll,
(FHLMC LOC),
0.05%, 9/9/14	7,500	7,500
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project,
(FHLMC LOC),
0.05%, 9/9/14	5,900	5,900

		83,197

Hawaii - 0.1%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14(2)	4,085	4,085

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Hawaii - 0.1% continued
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau,
(FHLMC LOC),
0.06%, 9/9/14	$3,075	$3,075

		7,160

Idaho - 1.2%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	9,475	9,475
State of Idaho G.O. Unlimited TANS,
2.00%, 6/30/15	47,000	47,734

		57,209

Illinois - 7.8%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project,
(BMO Harris Bank N.A. LOC),
0.10%, 9/9/14	3,210	3,210
Bridgeview Illinois G.O. Refunding VRDB, Series C,
(BMO Harris Bank N.A. LOC),
0.07%, 9/9/14	10,000	10,000
Chicago Illinois Board of Education G.O. VRDB, Series B,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/9/14	8,400	8,400
Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.09%, 9/9/14	6,700	6,700
Chicago Midway Airport Refunding VRDB, Second Lien (AMT),
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/9/14	41,570	41,570
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1,
(Bank of Montreal LOC),
0.04%, 9/2/14	5,160	5,160
City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3,
(Royal Bank of Canada LOC),
0.03%, 9/2/14	22,000	22,000
City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4,
(Bank of New York Mellon LOC),
0.03%, 9/2/14	12,170	12,170
City of Chicago Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.13%, 11/5/14	8,500	8,500
Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/15	15,000	15,000
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project,
(Comerica Bank LOC),
0.06%, 9/9/14	6,295	6,295
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project,
(BMO Harris Bank N.A. LOC),
0.06%, 9/9/14	5,760	5,760
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.10%, 9/9/14	1,305	1,305
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College,
(BMO Harris Bank N.A. LOC),
0.05%, 9/9/14	5,890	5,890
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	7,500	7,500
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project,
(FHLMC LOC),
0.07%, 9/9/14	4,800	4,800
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	5,000	5,000
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B,
0.03%, 9/9/14	15,000	15,000

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Illinois - 7.8% continued
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	$11,145	$11,145
Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	14,600	14,600
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2,
(PNC Bank N.A. LOC),
0.03%, 9/2/14	8,000	8,000
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.06%, 9/9/14	2,180	2,180
Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R-11185WF,
(Wells Fargo & Co. Insured),
0.08%, 9/9/14(2)	16,105	16,105
Illinois State Finance Authority Industrial Development VRDB, Durex Industries Project,
(U.S. Bank N.A. LOC),
0.13%, 9/9/14	2,950	2,950
Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A,
(FHLMC LOC),
0.05%, 9/9/14	4,710	4,710
Illinois State Finance Authority Revenue VRDB, E-Carle Foundation, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	10,000	10,000
Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.05%, 9/9/14	22,000	22,000
Illinois State Health Facilities Finance Authority VRDB, Riverside Health System,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/9/14	6,900	6,900
Illinois State Toll Highway Authority Refunding VRDB, Series A-1A,
(Assured Guaranty Municipal Corp. Insured),
0.08%, 9/9/14	50,000	50,000
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project,
(FHLB of Des Moines LOC),
0.07%, 9/9/14	1,800	1,800
State of Illinois G.O. Unlimited VRDB, Series B-4,
(State Street Bank & Trust Co. LOC),
0.03%, 9/9/14	3,000	3,000
State of Illinois G.O. Unlimited VRDB, Series B-5,
(Royal Bank of Canada LOC),
0.04%, 9/9/14	17,000	17,000
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.06%, 9/9/14	11,125	11,125

		365,775

Indiana - 1.9%
County of Posey Economic Development Adjustable Revenue Refunding Bonds, Series A, Midwest Fertilizer Corp.,
(U.S. Treasury Escrowed),
0.30%, 11/8/14	40,000	40,000
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments,
(FHLB of Indianapolis LOC),
0.06%, 9/9/14	8,000	8,000
Indiana Bond Bank Revenue Advance Funding Program Fixed Notes, Series A,
1.25%, 1/6/15	12,700	12,744
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association,
(Wells Fargo Bank N.A. LOC),
0.15%, 9/9/14	2,200	2,200
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.04%, 9/2/14	9,865	9,865
Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.05%, 9/9/14	6,000	6,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Indiana - 1.9% continued
RBC Municipal Products, Inc. Revenue Bonds, Series E-23,
(Royal Bank of Canada LOC),
0.05%, 9/9/14(2)	$8,500	$8,500

		87,309

Iowa - 1.5%
Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.06%, 9/9/14	22,510	22,510
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	6,100	6,100
Iowa Finance Authority Revenue VRDB, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.06%, 9/9/14	7,870	7,870
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.05%, 9/2/14	8,195	8,195
Iowa State Finance Authority Facility Revenue VRDB, Morningside College Project,
(U.S. Bank N.A. LOC),
0.05%, 9/2/14	300	300
Iowa State Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland,
0.05%, 9/9/14	23,900	23,900

		68,875

Kansas - 1.0%
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.08%, 9/9/14	23,000	23,000
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project,
(FHLMC LOC),
0.05%, 9/9/14	16,000	16,000
University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System,
(U.S. Bank N.A. LOC),
0.05%, 9/2/14	8,705	8,705

		47,705

Kentucky - 1.4%
Boone County Kentucky Revenue Refunding VRDB, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.04%, 9/9/14	15,220	15,220
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	4,900	4,900
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp.,
(Branch Banking & Trust Co. LOC),
0.06%, 9/9/14	17,000	17,000

Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments,
(FNMA LOC),
0.07%, 9/9/14	10,000	10,000
Louisville & Jefferson County Regional Airport Authority Revenue VRDB, Series A, UPS Worldwide Forwarding,
0.04%, 9/2/14	280	280
Louisville/Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc.,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	8,000	8,000
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	6,613	6,613
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	3,195	3,195

		65,208

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Louisiana - 2.0%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar,
(FHLB of Atlanta LOC),
0.04%, 9/9/14	$17,000	$17,000
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.08%, 9/9/14	12,380	12,380
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A,
(FHLB of Dallas LOC),
0.05%, 9/9/14	5,305	5,305
Louisiana Local Government Environmental Facilities & Community VRDB, Series B,
(FHLB of Dallas LOC),
0.05%, 9/9/14	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project,
(FHLMC LOC),
0.05%, 9/9/14	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily,
(FNMA LOC),
0.06%, 9/9/14	8,900	8,900
Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, ELM-Drive Senior Housing Project,
(U.S. Treasury Escrowed),
0.35%, 12/1/14	3,500	3,500
Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, Tangi Village Project,
(U.S. Treasury Escrowed),
0.35%, 2/1/15	6,000	6,000
Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.05%, 9/9/14	15,400	15,400
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB,
(FHLB of Dallas LOC),
0.05%, 9/9/14	8,600	8,600

		95,720

Maryland - 2.4%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 9/9/14	21,170	21,170
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E,
(Bank of Montreal LOC),
0.05%, 9/9/14	40,500	40,500
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	11,735	11,735
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood,
(FHLMC LOC),
0.05%, 9/9/14	8,000	8,000
Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport,
(Wells Fargo Bank N.A. LOC),
0.08%, 9/9/14	20,400	20,400
Montgomery County Municipal Interest Bearing CP,
0.09%, 11/6/14	10,000	10,000

		111,805

Massachusetts - 1.9%
Commonwealth of Massachusetts G.O. Limited VRDB, Central Artery, Series A,
0.03%, 9/2/14	47,000	47,000
Massachusetts Development Finance Agency Housing Revenue VRDB, Cordis Mills LLC,
(FNMA Insured),
0.08%, 9/9/14	9,850	9,850
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project,
(FNMA LOC),
0.06%, 9/9/14	13,950	13,950
Massachusetts State Water Resources Authority General Revenue VRDB, Series E,
0.06%, 9/9/14	3,000	3,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Massachusetts - 1.9% continued
Massachusetts State Water Resources Authority General Revenue VRDB, Series F,
0.03%, 9/9/14	$16,500	$16,500

		90,300

Michigan - 3.4%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	960	960
Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa,
(Bank of America N.A. LOC),
0.05%, 9/2/14	2,000	2,000
Michigan Finance Authority Refunding VRDB, Student Loan, Series 22-A,
(State Street Bank & Trust Co. LOC),
0.07%, 9/9/14	23,800	23,800
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	6,600	6,600
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.04%, 9/9/14	3,525	3,525
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	6,835	6,835
Michigan State Housing Development Authority Revenue Bonds, Milham Meadows Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 7/1/15	13,750	13,750
Michigan State Housing Development Authority Revenue VRDB, Series B (AMT),
0.05%, 9/9/14	25,000	25,000
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 9/9/14	17,000	17,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.05%, 9/9/14	9,500	9,500
Michigan State University Revenue VRDB,
0.04%, 9/9/14	5,000	5,000
Michigan State University Revenue VRDB, General Series A,
0.04%, 9/9/14	37,000	37,000
Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project,
(Comerica Bank LOC),
0.05%, 9/9/14	6,885	6,885

		157,855

Minnesota - 1.2%
City of Crystal Multifamily Housing Revenue Refunding VRDB, Calibre Chase Project,
(FHLMC LOC),
0.10%, 9/9/14	910	910
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project,
(U.S. Bank N.A. LOC),
0.10%, 9/9/14	4,420	4,420
Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.06%, 9/9/14	17,000	17,000
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
(Minnesota School Districts Tax & Aid Aniticipation Borrowing Program Insured),
2.00%, 9/16/14	7,500	7,506
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.06%, 9/9/14	6,705	6,705
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century,
(FHLB of Des Moines LOC),
0.08%, 9/9/14	2,690	2,690

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Minnesota - 1.2% continued
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water,
0.05%, 9/9/14	$5,500	$5,500
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project,
(FHLMC LOC),
0.06%, 9/9/14	13,615	13,615

		58,346

Mississippi - 1.2%
County of Jackson Mississippi Port Facility Revenue Refunding Bonds, Chevron USA, Inc. Project,
0.02%, 9/2/14	10,000	10,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series L,
(Chevron Corp. Gtd.),
0.04%, 9/2/14	22,620	22,620
Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty,
(FHLB of Dallas LOC),
0.06%, 9/9/14	4,615	4,615
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/9/14	12,935	12,935
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.05%, 9/9/14	7,000	7,000

		57,170

Missouri - 0.9%
Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project,
(FHLMC LOC),
0.05%, 9/9/14	14,240	14,240
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments,
(FNMA LOC),
0.06%, 9/9/14	6,695	6,695
Missouri State Development Finance Board Infrastructure Revenue VRDB, Series C, St. Louis Convention Center,
(U.S. Bank N.A. LOC),
0.05%, 9/2/14	3,600	3,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University,
(PNC Bank N.A. LOC),
0.04%, 9/2/14	1,600	1,600
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.05%, 9/9/14	4,000	4,000
St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project,
(BMO Harris Bank N.A. LOC),
0.05%, 9/2/14	12,015	12,015

		42,150

Nevada - 0.7%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	12,700	12,700

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	4,670	4,670
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project,
(Wells Fargo Bank N.A. LOC),
0.20%, 9/9/14	5,170	5,170
Nevada State Housing Revenue VRDB, Vista Creek Apartments,
(FHLB LOC),
0.13%, 9/9/14	11,415	11,415

		33,955

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
New Hampshire - 0.1%
New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital,
(TD Bank N.A. LOC),
0.04%, 9/2/14	$5,730	$5,730

New Jersey -1.6%
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.07%, 9/9/14(2)	14,345	14,345
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Virtua Health, Series D
(TD Bank N.A. LOC),
0.04%, 9/9/14	28,300	28,300
Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 14,
(Barclays Bank PLC LOC),
0.10%, 9/9/14(2)	32,000	32,000

		74,645

New Mexico - 0.2%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio,
(FHLMC LOC),
0.05%, 9/9/14	8,000	8,000

New York -10.2%
City of New York Adjustable G.O. Unlimited Bonds, Subseries A-4,
(BMO Harris Bank N.A. LOC),
0.05%, 9/9/14	14,000	14,000
City of New York Adjustable G.O. Unlimited Bonds, Subseries H-2,
0.04%, 9/2/14	13,400	13,400
City of New York G.O. Unlimited VRDB, Subseries H-4, Subseries H-4
(Bank of New York Mellon LOC),
0.04%, 9/2/14	30,340	30,340
City of New York G.O. VRDB, Subseries L-4,
(U.S. Bank N.A. LOC),
0.04%, 9/2/14	4,100	4,100
City of New York G.O., Series A-5,
(Royal Bank of Canada LOC),
0.03%, 9/2/14	10,600	10,600
City of New York G.O., Subseries I-8,
0.05%, 9/2/14	9,500	9,500
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home,
(HSBC Bank USA N.A. LOC),
0.07%, 9/9/14	2,260	2,260
New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, West 26th Street,
(FHLMC Insured),
0.05%, 9/9/14	13,500	13,500
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General DD-2,
0.04%, 9/2/14	12,200	12,200
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution, Series DD,
0.04%, 9/2/14	6,500	6,500
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.10%, 9/9/14	2,380	2,380
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/9/14	11,430	11,430
New York City Transistional Authority Adjustable Future Tax Secured Revenue Bonds,
0.03%, 9/2/14	15,000	15,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds,
0.03%, 9/2/14	11,600	11,600
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3
0.04%, 9/2/14	21,900	21,900
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-5,
0.04%, 9/2/14	6,300	6,300
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-4,
0.04%, 9/2/14	10,800	10,800

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
New York - 10.2% continued
New York City Water Finance Authority & Sewer System VRDB, Second General Resolution,
0.05%, 9/2/14	$17,000	$17,000
New York City Water Finance Authority & Sewer System VRDB, Subseries B-3,
0.05%, 9/2/14	21,440	21,440
New York Liberty Development Corp. Revenue Refunding VRDB, Series A1-3, World Trade Center,
(U.S. Treasury Escrowed),
0.15%, 12/17/14	105,000	105,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 9/9/14	15,475	15,475
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.05%, 9/9/14	3,000	3,000
New York State Liberty Development Corp. Revenue VRDB, Series A1, 3 World Trade Center,
(U.S. Treasury Escrowed),
0.15%, 12/17/14	40,000	40,000
New York Water Finance Authority & Sewer System Adjustable Revenue Bonds, Subseries B-1A,
0.04%, 9/9/14	30,000	30,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-33,
(Invesco VK Trust for Investment Grade NY Municipals Escrowed),
0.25%, 9/9/14(2)	7,000	7,000
Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	15,470	15,470
Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	17,880	17,880
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 9/9/14	9,830	9,830

		477,905

North Carolina - 3.8%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 9/9/14	1,800	1,800
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue VRDB, Carolinas, Series E,
(TD Bank N.A. LOC),
0.04%, 9/9/14	8,000	8,000
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	9,550	9,550
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	10,560	10,560
Greensboro North Carolina G.O. VRDB, Street Improvement,
0.06%, 9/9/14	10,000	10,000

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	8,450	8,450
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	15,425	15,425
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	20,170	20,170

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
North Carolina - 3.8% continued
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging,
(Branch Banking & Trust Co. LOC),
0.05%, 9/9/14	$7,325	$7,325
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.06%, 9/9/14	25,600	25,600
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.04%, 9/2/14	16,400	16,400
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.06%, 9/9/14(2)	18,400	18,400
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C,
0.05%, 9/9/14	13,350	13,350
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B,
0.05%, 9/9/14	13,700	13,700

		178,730

Ohio - 0.7%
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	1,250	1,250
Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments,
(FNMA LOC),
0.08%, 9/9/14	9,380	9,380
Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	9,810	9,810
Ross County Ohio Revenue VRDB, Adena Health System,
(PNC Bank N.A. LOC),
0.04%, 9/9/14	4,430	4,430
State of Ohio G.O., Common Schools, Series B,
0.03%, 9/9/14	9,500	9,500

		34,370

Oklahoma - 0.0%
Oklahoma Water Resources Board Revenue Bonds,
0.25%, 9/2/14	1,480	1,480

Oregon - 1.5%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	15,700	15,700
Oregon Health & Science University Revenue VRDB, Series B-2,
(MUFG Union Bank N.A. LOC),
0.04%, 9/9/14	16,000	16,000
Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	4,210	4,210
Oregon State Economic Development VRDB, Series 176, Cascade Steel,
(Wells Fargo Bank N.A. LOC),
0.10%, 9/9/14	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Series A, Peacehealth,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	1,600	1,600
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	6,435	6,435
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project,
(U.S. Bank N.A. LOC),
0.06%, 9/9/14	6,000	6,000
State of Oregon G.O. Limited TANS, Series A,
2.00%, 6/15/15	15,000	15,221

		68,866

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Pennsylvania - 2.7%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	$6,000	$6,000
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	4,725	4,725
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	5,840	5,840
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	3,730	3,730
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 9/9/14	11,980	11,980
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.10%, 9/9/14	6,305	6,305
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.04%, 9/9/14	4,900	4,900
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.04%, 9/2/14	7,800	7,800
Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A,
(FNMA LOC),
0.05%, 9/9/14	9,170	9,170
Nuveen Pennsylvania Investment Quality Municipal Fund Tax-Exempt VRDP, Series 2,
0.15%, 9/9/14	17,000	17,000
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.05%, 9/9/14	5,900	5,900
Philadelphia Gas Works Revenue Refunding VRDB, 8th Series C,
(Barclays Bank PLC LOC),
0.05%, 9/9/14	13,000	13,000
Philadelphia School District G.O. Refunding VRDB, Series C,
(TD Bank N.A. LOC),
0.04%, 9/9/14	7,165	7,165
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14,
(Royal Bank of Canada LOC),
0.05%, 9/9/14(2)	7,800	7,800
School District of Philadelphia G.O. Unlimited Refunding VRDB, Series G,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	5,000	5,000
University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes,
2.00%, 7/22/15	8,000	8,134
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.05%, 9/9/14	3,085	3,085

		127,534

South Carolina - 0.4%
Charleston Educational Excellence Finance Corp. Adjustable Revenue Bonds,
(U.S. Treasury Escrowed),
0.07%, 9/9/14(2)	14,750	14,750
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.04%, 9/2/14	4,200	4,200

		18,950

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series D,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	$1,435	$1,435
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	6,235	6,235

		7,670

Tennessee - 1.1%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement,
(Knox County Gtd.),
0.04%, 9/9/14	5,375	5,375
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement,
(Knox County Gtd.),
0.04%, 9/9/14	6,700	6,700
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project,
(FHLB of Cincinnati LOC),
0.05%, 9/9/14	6,170	6,170
Metropolitan Government Nashville & Davidson County Industrial Development Board Multifamily Housing Adjustable Revenue Bonds, Hickory Lake Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 10/1/14	13,750	13,750
Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest,
(FNMA LOC),
0.05%, 9/9/14	12,750	12,750
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters,
(Branch Banking & Trust Co. LOC),
0.09%, 9/9/14(2)	5,000	5,000

		49,745

Texas - 10.7%
Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters,
(Wells Fargo Bank N.A. Gtd.),
0.05%, 9/9/14(2)	24,570	24,570
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
0.10%, 9/9/14	9,600	9,600
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
(Branch Banking & Trust Co. LOC),
0.08%, 9/9/14(2)	14,215	14,215
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project,
(FHLMC LOC),
0.05%, 9/9/14	3,680	3,680
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project,
(FHLMC LOC),
0.06%, 9/9/14	3,500	3,500
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project,
(FNMA LOC),
0.05%, 9/9/14	4,905	4,905
Bexar County Texas Multifamily Housing Finance Authority Revenue Refunding VRDB, Altamonte Apartments Project,
(FNMA LOC),
0.06%, 9/9/14	3,500	3,500
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project,
0.11%, 9/9/14	7,700	7,700
City of Houston Municipal Interest Bearing CP,
0.09%, 10/16/14	9,800	9,800
Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT,
0.05%, 9/9/14(2)	16,120	16,120

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Texas - 10.7% continued
Denton Texas Independent School District G.O. VRDB, School Building, Series B,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 9/9/14	$30,000	$30,000
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14(2)	10,600	10,600
Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation,
(State Street Bank & Trust Co. LOC),
0.06%, 9/9/14	18,000	18,000
Gulf Coast IDA Revenue VRDB, Exxon Mobil Project,
0.02%, 9/2/14	17,995	17,995
Gulf Coast Waste Disposal Authority VRDB, Exxon Mobil Project,
0.03%, 9/2/14	25,000	25,000
Lower Neches Valley Authority Industrial Development Corp. Refunding VRDB, Subseries B-2,
0.04%, 9/2/14	12,100	12,100
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A
(Texas Permanent School Fund Program Guaranty Insured),
0.06%, 9/9/14	805	805
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 9/9/14	4,755	4,755
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 9/9/14	500	500
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	800	800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.05%, 9/9/14	7,200	7,200
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.06%, 9/9/14	20,000	20,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.06%, 9/9/14	7,700	7,700
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B,
(Total S.A. Gtd.),
0.08%, 9/9/14	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.05%, 9/9/14(2)	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18,
(Royal Bank of Canada LOC),
0.05%, 9/9/14(2)	16,000	16,000
State of Texas G.O. VRDB, Veterans, Series B,
(Texas State LOC),
0.05%, 9/9/14	25,000	25,000
State of Texas G.O., Veterans Housing Fund, Series A2,
0.07%, 9/9/14	15,800	15,800
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue VRDB, Forest Park Apartments Project,
(U.S. Treasury Escrowed),
0.30%, 2/1/15	13,000	13,000
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.05%, 9/9/14	1,790	1,790
Texas Department of Housing & Community Affairs Multifamily Housing Adjustable Revenue Bonds, Waters Willow Run Apartments,
(U.S. Treasury Escrowed),
0.35%, 10/1/14	14,500	14,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Texas - 10.7% continued
Texas Department of Housing & Community Affairs Single Family Mortgage Revenue VRDB, Series D (AMT),
0.07%, 9/9/14	$9,500	$9,500
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments,
(FNMA LOC),
0.08%, 9/9/14	15,000	15,000
Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1,
(FHLMC LOC),
0.08%, 9/9/14	5,830	5,830
Texas State G.O. Unlimited TRANS,
1.50%, 9/3/14(3)	105,000	106,423
University of Houston Texas Revenue VRDB,
0.05%, 9/9/14	4,655	4,655
University of Texas System Revenue Refunding VRDB, Series B,
0.03%, 9/9/14	4,000	4,000

		504,543

Utah - 0.8%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Timbergate, Series A,
(FHLMC LOC),
0.10%, 9/9/14	3,125	3,125
Utah State Housing Corp. Finance Agency Revenue VRDB, SFM Series C-1,
0.09%, 9/9/14	4,480	4,480
Utah State Housing Corp. Single Family Mortgage Finance Agency Revenue VRDB, Series C-I,
0.09%, 9/9/14	3,380	3,380
Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series A-1, Class I,
0.09%, 9/9/14	4,925	4,925
Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series F-1, Class I,
0.09%, 9/9/14	5,725	5,725
Utah Water Finance Agency Revenue VRDB, Series B-2,
0.07%, 9/9/14	15,900	15,900

		37,535

Vermont - 0.2%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A,
(TD Bank N.A. LOC),
0.04%, 9/9/14	8,640	8,640

Virginia - 0.6%
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.05%, 9/9/14	6,300	6,300
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	3,535	3,535
Stafford County & Staunton IDA Variable Rate Demand Obligation,
(Bank of America N.A. LOC),
0.08%, 9/9/14	17,645	17,645
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.04%, 9/9/14	2,200	2,200

		29,680

Washington - 0.6%
Washington State Housing Finance Commission Adjustable Revenue Bonds, Family Tree & Lincoln Way Project,
(U.S. Treasury Escrowed),
0.43%, 1/5/15	5,750	5,750
Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT),
(FHLMC LOC),
0.07%, 9/9/14	8,500	8,500
Washington State Housing Finance Commission VRDB, Reserve Renton Apartments Project,
(FHLB LOC),
0.06%, 9/9/14	8,000	8,000
Washington State Housing Finance Commission VRDB, Series A, Whisperwood Apartments Project,
(FNMA LOC),
0.07%, 9/9/14	4,650	4,650

		26,900

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
West Virginia - 0.4%
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.04%, 9/9/14	$16,875	$16,875

Wisconsin - 2.6%
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	860	860
PFA Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments,
(FNMA LOC),
0.08%, 9/9/14	10,175	10,175
PFA Multifamily Housing Revenue Refunding VRDB, Wisconsin Housing Preservation Corp-Southern Bond Pool I,
(U.S. Treasury Escrowed),
0.35%, 5/1/15	20,860	20,860
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project,
(FNMA LOC),
0.08%, 9/9/14	10,450	10,450
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series E, Hospital Sisters Health System Services,
(Bank of Montreal LOC),
0.05%, 9/9/14	13,850	13,850
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 9/9/14	28,025	28,025
Wisconsin Health & Educational Facilities Authority VRDB, Series A, Fort Healthcare, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/2/14	3,600	3,600
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/9/14	7,130	7,130
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/9/14	2,605	2,605
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.09%, 9/9/14	3,560	3,560
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.05%, 9/9/14	9,055	9,055
Wisconsin State Housing & EDA Revenue VRDB, Series B,
0.06%, 9/9/14	7,000	7,000
Wisconsin State Housing & EDA Revenue VRDB, Series D,
0.07%, 9/9/14	6,110	6,110

		123,280

Wyoming - 0.4%
Lincoln County Adjustable PCR, Series B, Exxon Project,
10.00%, 9/2/14	5,400	5,400
Lincoln County Adjustable PCR, Series C, Exxon Project,
0.02%, 9/2/14	13,900	13,900

		19,300

Municipal States Pooled Securities - 8.5%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters,
(Branch Banking & Trust Co. LOC),
0.06%, 9/9/14(2)	15,000	15,000
BB&T Municipal Trust Various States G.O., Floaters, Series 2048,
(Branch Banking & Trust Co. LOC),
0.06%, 9/9/14(2)	15,700	15,700
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.15%, 9/9/14(2)	14,875	14,875
Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766,
0.14%, 9/9/14	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.7% continued
Municipal States Pooled Securities - 8.5% continued
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A,
(FHLMC LOC),
0.08%, 9/9/14(4)	$18,037	$18,037
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A,
(FHLMC LOC),
0.08%, 9/9/14(4)	32,240	32,240
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A,
(FHLMC LOC),
0.07%, 9/9/14(4)	36,260	36,260
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A,
0.08%, 9/9/14(4)	21,055	21,055
FHLMC Multifamily Revenue VRDB, Series MO28, Class A,
0.07%, 9/9/14(4)	14,870	14,870
FHLMC Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M015 Class A,
(FHLMC LOC),
0.08%, 9/9/14(4)	3,290	3,290
FHLMC Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M031, Class A,
(FHLMC LOC),
0.06%, 9/9/14(2) (4)	11,500	11,500
Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118,
0.14%, 9/9/14(2)	40,000	40,000
Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895,
0.14%, 9/9/14(2)	95,000	95,000
Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525
0.14%, 9/9/14(2)	50,000	50,000
Sun America Trust Various States Revenue VRDB, Series 2,
(FHLMC LOC),
0.11%, 9/9/14	22,400	22,400

		400,227

Total Municipal Investments (Cost $4,775,402)		4,775,402

Total Investments - 101.7% (Cost $4,775,402)(5)		4,775,402

Liabilities less Other Assets - (1.7)%		(78,620)

NET ASSETS - 100.0%		$4,696,782

(1)	Restricted security has been deemed illiquid. At August 31, 2014, the value of these restricted illiquid securities amounted to approximately $17,030,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona Board of Regents COPS, Floaters, Series 1918,
0.07%, 9/9/14	10/31/11 - 6/4/14	$17,030

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(5)	The cost for federal income tax purposes was $4,775,402.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

At August 31, 2014, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Housing	22.4%
Hospital	12.0
State	10.5
University	6.6
Miscellaneous Revenues	5.8
Transportation	5.1
All other sectors less than 5%	37.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$4,775,402	(1)	$—	$4,775,402

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 3.3%
ABS Other - 3.3%
Bedford Row Funding Corp.,
0.32%, 9/15/14	$6,000	$5,999
0.30%, 10/20/14	11,000	10,996
Collateralized Commercial Paper Co. LLC,
0.26%, 1/22/15	12,565	12,552
Collateralized Commercial Paper II Co. LLC,
0.16%, 9/12/14(1)	19,550	19,549
0.26%, 1/29/15(1)	11,600	11,587
Kells Funding LLC,
0.22%, 9/8/14(1)	17,830	17,829
0.23%, 10/15/14(1)	4,625	4,625
Victory Receivables Corp.,
0.16%, 9/8/14(1)	13,000	13,000
0.16%, 9/18/14	8,505	8,504
0.16%, 9/23/14(1)	12,575	12,574

		117,215

Total ABS Commercial Paper (Cost $117,215)		117,215

ASSET-BACKED SECURITIES - 0.6%
ABS Other - 0.2%
Volvo Financial Equipment LLC, Series 2014 1A, Class A1,
0.21%, 3/16/15(1)	7,771	7,771

Car Loan - 0.4%
Fifth Third Auto Trust, Series 2014-1, Class A1,
0.20%, 3/16/15	4,623	4,623
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1,
0.20%, 4/15/15	8,709	8,710

		13,333

Total Asset-Backed Securities (Cost $21,104)		21,104

CERTIFICATES OF DEPOSIT - 33.0%
Banking - 33.0%
Bank of America N.A., Chicago Branch,
0.26%, 3/3/15	28,000	28,000
Bank of America N.A., New York Branch,
0.26%, 9/8/14	25,000	25,000
0.26%, 9/25/14	5,000	5,000
0.25%, 11/24/14	8,000	8,000
Bank of Montreal, Chicago Branch,
0.18%, 11/5/14	13,000	13,000
0.18%, 11/13/14	24,000	24,000
0.20%, 12/9/14	14,030	14,030
Bank of Nova Scotia, Houston,
0.18%, 9/2/14, FRCD(2)	5,000	5,000
0.27%, 9/2/14(2)	26,000	26,000
0.24%, 9/8/14, FRCD(2)	15,000	15,000
0.23%, 10/8/14, FRCD(2)	7,000	7,000
0.22%, 11/13/14	14,195	14,195
0.25%, 2/17/15	31,965	31,965
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.20%, 11/12/14	6,000	6,000
0.24%, 11/17/14	25,675	25,675
0.25%, 1/13/15	7,000	7,000
0.25%, 1/14/15	24,000	24,000
BMO Harris Bank N.A.,
0.19%, 9/11/14	3,485	3,485
0.20%, 11/17/14	6,780	6,780
Branch Banking & Trust Co.,
0.16%, 11/26/14	35,000	35,000
Canadian Imperial Bank of Commerce,
0.24%, 9/2/14(2)	8,000	8,000
Citibank N.A., New York Branch,
0.25%, 12/1/14	26,000	26,000
0.25%, 12/9/14	12,000	12,000
Commonwealth Bank of Australia, London,
0.18%, 9/12/14	16,000	16,000
0.24%, 9/24/14, FRCD(2)	13,000	13,000
0.19%, 10/20/14	8,780	8,780
0.24%, 11/7/14, FRCD(2)	17,000	17,000
0.22%, 12/22/14	17,000	17,000
0.22%, 1/12/15	18,000	18,000
DNB Nor Bank ASA, New York Branch,
0.16%, 9/8/14	12,655	12,655
0.18%, 10/9/14	23,000	23,000
0.17%, 11/5/14	11,520	11,520
0.17%, 11/12/14	15,000	15,000
HSBC Bank PLC, London Branch,
0.31%, 6/17/15	11,000	11,000
JPMorgan Chase Bank N.A., New York Branch,
0.26%, 10/17/14, FRCD(2)	23,000	23,000
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 9/11/14	6,400	6,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CERTIFICATES OF DEPOSIT - 33.0% continued
Banking - 33.0% continued
0.24%, 11/6/14	$12,020	$12,020
0.24%, 11/26/14	24,105	24,105
Mizuho Bank Ltd., New York Branch,
0.21%, 10/2/14	6,000	6,000
0.21%, 10/3/14	5,000	5,000
National Australia Bank Ltd., London,
0.23%, 9/9/14, FRCD	20,000	20,000
Nordea Bank Finland PLC, New York,
0.18%, 9/16/14	14,155	14,155
0.16%, 11/10/14	9,750	9,750
Norinchukin Bank, New York Branch,
0.20%, 9/12/14	13,000	13,000
Oversea-Chinese Banking Corp.,
0.22%, 12/1/14	10,005	9,999
Rabobank Nederland, New York Branch,
0.20%, 9/8/14, FRCD(2)	26,695	26,695
0.21%, 12/5/14	25,000	25,000
Rabobank Nederland, New York,
0.26%, 9/2/14, FRCD(2)	10,555	10,556
Royal Bank of Canada, New York,
0.26%, 9/2/14(2)	14,100	14,100
0.23%, 9/10/14, FRCD(2)	4,000	4,000
0.24%, 9/15/14, FRCD(2)	10,000	10,000
0.16%, 9/18/14, FRCD	20,000	20,000
Skandinaviska Enskilda Banken AB,
0.25%, 10/6/14	28,500	28,503
Skandinaviska Enskilda Banken AB, New York,
0.21%, 12/22/14	25,640	25,640
0.21%, 12/29/14	25,000	25,000
Sumitomo Mitsui Banking Corp., New York,
0.25%, 1/30/15	13,000	13,000
Sumitomo Mitsui Trust Bank Ltd.
0.23%, 11/7/14	12,000	12,000
0.23%, 11/28/14	22,685	22,685
Svenska Handelsbanken AB,
0.21%, 12/12/14	20,000	20,001
Svenska Handelsbanken AB, New York,
0.16%, 9/23/14	20,240	20,240
0.18%, 10/28/14	25,000	25,000
Toronto Dominion Bank, New York,
0.23%, 10/15/14, FRCD(2)	6,000	6,000
0.24%, 11/6/14, FRCD(2)	23,000	23,000
0.25%, 11/24/14, FRCD(2)	17,000	17,000
Wells Fargo Bank N.A.,
0.22%, 9/2/14, FRCD(2)	13,785	13,785
0.25%, 9/2/14, FRCD(2)	15,495	15,495
0.23%, 9/5/14, FRCD	14,500	14,500
0.23%, 9/15/14, FRCD(2)	14,000	14,000
0.21%, 11/3/14	25,000	25,000
0.21%, 2/9/15	33,000	33,000
Wells Fargo Bank N.A., Sioux Falls,
0.21%, 9/8/14	15,000	15,000
Westpac Banking Corp., New York,
0.25%, 11/26/14, FRCD(2)	7,000	7,000

		1,162,714

Total Certificates of Deposit (Cost $1,162,714)		1,162,714

COMMERCIAL PAPER - 14.1%
Automotive - 0.7%
Toyota Motor Credit Corp.,
0.16%, 10/6/14	23,025	23,021

Banking - 9.5%
Australia and New Zealand Banking Group,
0.23%, 11/18/14(1)	20,000	20,000
Bank of New York Mellon,
0.06%, 9/4/14(1) (3)	145,000	144,999
Commonwealth Bank of Australia,
0.18%, 9/2/14(1) (2)	34,675	34,675
0.23%, 9/11/14(1)	11,695	11,695
DBS Bank Ltd.,
0.23%, 10/1/14(1)	13,295	13,293
Nordea Bank AB,
0.19%, 9/22/14(1)	10,000	9,999
Oversea-Chinese Banking Corp.,
0.25%, 9/17/14	6,680	6,679
Sumitomo Mitsui Banking Corp.,
0.21%, 10/2/14(1) (3)	3,945	3,944
0.21%, 11/7/14(1)	19,000	18,993
0.26%, 2/11/15(1)	26,000	25,970
United Overseas Bank Ltd.,
0.00%, 10/6/14(1)	16,470	16,467
Westpac Banking Corp.,
0.30%, 10/8/14(1) (2)	18,000	18,004

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL PAPER - 14.1% continued
Banking - 9.5% continued
Westpac Banking Corp., New York,
0.23%, 9/18/14(1)	$10,000	$10,000

		334,718

Diversified Manufacturing - 1.6%
General Electric Co.,
0.05%, 9/4/14	28,730	28,730
0.06%, 9/4/14	28,730	28,730

		57,460

Finance Companies - 0.5%
General Electric Capital Corp.,
0.07%, 9/2/14	15,640	15,640

Foreign Agencies - 1.8%
Electricite De France S.A.,
0.26%, 12/16/14(1)	14,920	14,908
Oesterreich Kontrollbank,
0.00%, 9/10/14	29,015	29,014
0.18%, 9/22/14	20,095	20,093

		64,015

Total Commercial Paper (Cost $494,854)		494,854

CORPORATE NOTES/BONDS - 5.1%
Automotive - 1.1%
American Honda Finance Corp.,
0.23%, 9/12/14, FRN(2)	15,255	15,255
Toyota Motor Credit Corp.,
0.23%, 10/14/14, FRN(2)	22,795	22,795

		38,050

Banking - 0.5%
Commonwealth Bank of Australia,
1.42%, 9/16/14, FRN(1) (2) (3)	18,000	18,171

Consumer Products - 0.5%
Kimberly-Clark Corp.,
4.17%, 12/19/14(1)	18,145	18,359

Foreign Agencies - 1.6%
Export Development Canada,
0.13%, 9/2/14, FRN(1) (2)	20,000	20,000
0.14%, 9/15/14, FRN(1) (2)	10,000	10,000
KFW,
0.16%, 9/2/14, FRN(2)	19,000	19,000
Province of Quebec Canada,
4.60%, 5/26/15	6,640	6,852

		55,852

Metals and Mining - 0.3%
BHP Billiton Finance USA Ltd.,
1.00%, 2/24/15	9,530	9,564

Retailers - 0.6%
Wal-Mart Stores,
5.32%, 6/1/15, FRN	20,000	20,768

Supranational - 0.5%
International Bank for Reconstruction & Development,
0.12%, 9/2/14(2)	8,000	7,997
International Finance Corp.,
0.16%, 9/2/14(2)	9,000	9,000

		16,997

Total Corporate Notes/Bonds (Cost $177,761)		177,761

EURODOLLAR TIME DEPOSITS - 23.1%
Banking - 23.1%
Australia and New Zealand Banking,
0.07%, 9/2/14	69,170	69,170
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 9/2/14	167,855	167,855
0.12%, 9/3/14	84,870	84,870
Barclays Bank PLC, London Branch,
0.08%, 9/2/14	25,000	25,000
Branch Banking & Trust, Cayman Islands,
0.05%, 9/2/14	57,000	57,000
Credit Agricole CIB, Grand Cayman,
0.08%, 9/2/14	40,000	40,000
DBS Bank Ltd., Singapore Branch,
0.18%, 9/11/14	29,000	29,000
Den Norske Bank, Grand Cayman,
0.05%, 9/2/14	105,000	105,000
HSBC Holdings PLC, Paris Branch,
0.11%, 9/2/14	83,775	83,775

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EURODOLLAR TIME DEPOSITS - 23.1% continued
Banking - 23.1% continued
Nordea Bank, Grand Cayman,
0.05%, 9/2/14	$150,050	$150,050

		811,720

Total Eurodollar Time Deposits (Cost $811,720)		811,720

MEDIUM TERM NOTES - 0.1%
Finance Companies - 0.1%
General Electric Capital Corp.,
2.15%, 1/9/15	4,600	4,631

Total Medium Term Notes (Cost $4,631)		4,631

U.S. GOVERNMENT AGENCIES - 14.3%(4)
Federal Farm Credit Bank - 1.3%
FFCB Discount Notes,
0.08%, 12/5/14	10,000	9,998
0.11%, 4/7/15	10,000	9,993
FFCB FRN,
0.15%, 9/2/14(2)	10,000	9,999
0.18%, 9/2/14(2)	15,000	15,002

		44,992

Federal Home Loan Bank - 11.3%
FHLB Bonds,
0.17%, 12/11/14	16,065	16,064
0.22%, 7/17/15	7,825	7,825
0.23%, 8/3/15	9,420	9,420
0.20%, 8/12/15	14,610	14,608
FHLB Discount Notes,
0.07%, 9/10/14	12,000	12,000
0.08%, 9/17/14	14,285	14,285
0.08%, 9/19/14	6,405	6,405
0.09%, 9/24/14	32,755	32,753
0.07%, 9/25/14	9,530	9,530
0.08%, 9/26/14	16,345	16,344
0.09%, 9/26/14	10,995	10,994
0.10%, 10/1/14	9,500	9,499
0.07%, 10/2/14	11,000	10,999
0.09%, 10/8/14	11,000	10,999
0.07%, 10/17/14	35,000	34,997
0.07%, 10/24/14	45,000	44,996
0.06%, 10/31/14	28,730	28,727
0.10%, 1/28/15	5,000	4,998
0.15%, 7/16/15	5,000	4,993
FHLB FRN,
0.11%, 9/5/14(2)	10,000	10,000
0.11%, 9/7/14(2)	20,000	19,999
0.15%, 9/11/14(2)	20,000	19,997
0.11%, 9/18/14	10,000	10,000
0.11%, 9/20/14(2)	37,000	36,995

		397,427

Federal Home Loan Mortgage Corporation - 0.8%
FHLMC Discount Notes,
0.16%, 11/18/14	10,000	9,997
0.09%, 1/23/15	15,000	14,995
0.10%, 2/19/15	5,000	4,998

		29,990

Federal National Mortgage Association - 0.9%
FNMA FRN,
0.13%, 9/5/14(2)	15,000	14,997
0.15%, 9/21/14(2)	17,000	17,006

		32,003

Total U.S. Government Agencies (Cost $504,412)		504,412

U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bills - 0.9%
0.13%, 1/8/15	20,000	19,991
0.13%, 3/5/15	13,220	13,211

		33,202

U.S. Treasury Floating Rate Notes - 1.1%
0.10%, 9/2/14(2)	29,587	29,588
0.10%, 9/2/14(2)	8,075	8,075

		37,663

U.S. Treasury Notes - 0.3%
0.25%, 9/15/14	9,000	9,000

Total U.S. Government Obligations (Cost $79,865)		79,865

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 2.1%
Illinois - 1.8%
City of Chicago CP,
(Wells Fargo Bank N.A. LOC),
0.19%, 11/4/14	$29,025	$29,015
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B,
(Assured Guaranty Municipal Corp. Insured),
0.08%, 9/9/14	34,450	34,450

		63,465

Vermont - 0.3%
Vermont Economic Development Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.20%, 11/6/14	10,000	10,000

Total Municipal Investments (Cost $73,465)		73,465

Investments, at Amortized Cost ($3,447,741)		3,447,741

REPURCHASE AGREEMENTS - 6.8%
Joint Repurchase Agreements - 0.7%(5)
Bank of America Securities LLC, dated 8/29/14, repurchase price $8,372
0.05%, 9/8/14	8,372	8,372
Morgan Stanley & Co., Inc., dated 8/29/14, repurchase price $8,372
0.05%, 9/8/14	8,372	8,372
Societe Generale, New York Branch, dated 8/29/14, repurchase price $8,372
0.05%, 9/8/14	8,372	8,372

		25,116

Repurchase Agreements - 6.1%(6)
Bank of America N.A., dated 8/29/14, repurchase price $85,001
0.06%, 9/2/14	85,000	85,000
JPMorgan Securities LLC, dated 8/29/14, repurchase price $63,026
0.45%, 11/30/14	63,000	63,000
SG Americas Securities LLC, dated 8/29/14, repurchase price $15,000
0.18%, 9/2/14	15,000	15,000
Societe Generale, New York Branch, dated 8/29/14, repurchase price $50,000
0.05%, 9/2/14	50,000	50,000

		213,000

Total Repurchase Agreements (Cost $238,116)		238,116

Total Investments - 104.8% (Cost $3,685,857)(7)		3,685,857

Liabilities less Other Assets - (4.8)%		(167,625)

NET ASSETS - 100.0%		$3,518,232

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.

(3)	Restricted security has been deemed illiquid. At August 31, 2014, the value of these restricted illiquid securities amounted to approximately $167,114,000 or 4.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of New York Mellon,
0.06%, 9/4/14	8/28/14	$144,998

Commonwealth Bank of Australia,
1.42%, 9/16/14	8/14/14	18,180

Sumitomo Mitsui Banking Corp.,
0.21%, 10/2/14	7/2/14	3,943

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	AUGUST 31, 2014 (UNAUDITED)

(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$4,273	2.13% - 3.63%	4/15/28 - 2/15/40
U.S. Treasury Notes	$21,198	0.63% - 1.88%	9/30/15 - 1/15/20

Total	$25,471

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$83,461	0.80% - 9.38%	12/1/14 - 1/15/44
FHLMC	$20,805	3.50% - 4.00%	10/1/40 - 5/1/42
FNMA	$47,189	3.00% - 6.00%	9/1/37 - 10/1/43
GNMA	$19,556	3.50% - 4.00%	8/15/41
U.S. Treasury Bonds	$40,103	2.88%	5/15/43
U.S. Treasury Notes	$10,897	2.00%	11/30/20

Total	$222,011

(7)	The cost for federal income tax purposes was $3,685,857.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$3,685,857	(1)	$—	$3,685,857

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

VRDB - Variable Rate Demand Bonds

PRIME OBLIGATIONS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 2.9%
ABS Other - 2.9%
Bedford Row Funding Corp.,
0.32%, 9/15/14	$3,000	$3,000
0.30%, 10/20/14	5,000	4,998
Collateralized Commercial Paper Co. LLC,
0.26%, 1/22/15	7,310	7,302
Collateralized Commercial Paper II Co. LLC,
0.26%, 1/29/15(1)	7,185	7,177
Kells Funding LLC,
0.23%, 10/15/14(1)	2,775	2,775
Old Line Funding LLC
0.18%, 11/12/14(1)	15,000	14,995
Victory Receivables Corp.,
0.16%, 9/8/14(1)	8,000	8,000
0.16%, 9/18/14	5,000	5,000
0.16%, 9/23/14(1)	7,895	7,894

		61,141

Total ABS Commercial Paper (Cost $61,141)		61,141

ASSET-BACKED SECURITIES - 1.0%
ABS Other - 0.4%
John Deere Owner Trust, Series 2014-A, Class A1,
0.20%, 5/15/15	8,976	8,976

Car Loan - 0.6%
Fifth Third Auto Trust, Series 2014-1, Class A1,
0.20%, 3/16/15	1,177	1,177
Ford Credit Auto Owner Trust, Series 2014-B, Class A1,
0.18%, 7/15/15(1)	2,073	2,073
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1,
0.20%, 4/15/15	7,838	7,838

		11,088

Total Asset-Backed Securities (Cost $20,064)		20,064

CERTIFICATES OF DEPOSIT - 36.2%
ABS Other - 0.5%
Bank of America N.A.,
0.20%, 10/9/14	10,000	10,000

Banking - 35.7%
Bank of America N.A., Chicago Branch,
0.26%, 3/3/15	4,000	4,000
Bank of America N.A., New York Branch,
0.25%, 11/24/14	11,000	11,000
0.25%, 12/15/14	13,000	13,000
Bank of Montreal, Chicago Branch,
0.18%, 11/5/14	8,000	8,000
0.18%, 11/13/14	15,000	15,000
0.20%, 12/9/14	7,420	7,420
Bank of Nova Scotia, Houston,
0.18%, 9/2/14, FRCD(2)	5,000	5,000
0.27%, 9/2/14(2)	14,000	14,000
0.22%, 11/13/14	8,785	8,785
0.25%, 2/17/15	18,520	18,520
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.20%, 11/12/14	10,000	10,000
0.24%, 11/17/14	2,440	2,440
0.25%, 1/14/15	9,000	9,000
0.25%, 1/29/15	18,000	18,000
BMO Harris Bank N.A.,
0.20%, 11/17/14	3,880	3,880
Branch Banking & Trust Co.,
0.16%, 9/24/14	8,000	8,000
0.16%, 11/26/14	21,000	21,000
Canadian Imperial Bank of Commerce,
0.24%, 9/2/14(2)	4,000	4,000
Citibank N.A., New York Branch,
0.25%, 9/2/14	19,000	19,000
0.24%, 9/24/14	15,000	15,000
0.25%, 12/1/14	2,000	2,000
Commonwealth Bank of Australia, London,
0.18%, 9/12/14	10,000	10,000
0.24%, 10/8/14, FRCD(2)	9,000	9,000
0.19%, 10/20/14	5,200	5,200
0.24%, 11/7/14, FRCD(2)	10,000	10,000
0.22%, 12/22/14	10,000	10,000
0.22%, 1/12/15	22,000	22,000
DNB Nor Bank ASA, New York Branch,
0.16%, 9/8/14	6,690	6,690
0.18%, 10/9/14	10,000	10,000
0.17%, 11/5/14	7,165	7,165
0.17%, 11/12/14	16,000	16,000
JPMorgan Chase Bank N.A.,
0.26%, 10/17/14, FRCD(2)	800	800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 36.2% continued
Banking - 35.7% continued
JPMorgan Chase Bank N.A., New York Branch,
0.26%, 10/17/14, FRCD(2)	$13,000	$13,000
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 9/11/14	3,575	3,575
0.21%, 10/2/14	3,960	3,960
0.24%, 11/6/14	7,480	7,480
0.24%, 11/26/14	14,255	14,255
Mizuho Bank Ltd., New York Branch,
0.20%, 9/23/14	13,470	13,470
0.21%, 10/2/14	4,000	4,000
National Australia Bank Ltd., London,
0.23%, 9/9/14, FRCD	10,000	10,000
Nordea Bank Finland PLC, New York,
0.18%, 9/16/14	8,795	8,795
0.16%, 11/10/14	5,580	5,580
Norinchukin Bank, New York Branch,
0.20%, 9/12/14	8,000	8,000
Oversea-Chinese Banking Corp.,
0.22%, 12/1/14	6,200	6,197
Rabobank Nederland, New York Branch,
0.26%, 9/2/14, FRCD(2)	6,530	6,530
0.20%, 9/8/14, FRCD(2)	15,875	15,875
0.21%, 12/3/14	15,000	15,000
0.21%, 12/5/14	15,000	15,000
Royal Bank of Canada, New York,
0.26%, 9/2/14(2)	6,800	6,800
0.24%, 9/15/14, FRCD(2)	5,000	5,000
0.16%, 9/18/14, FRCD	5,000	5,000
Skandinaviska Enskilda Banken AB, New York,
0.21%, 12/22/14	15,505	15,505
0.21%, 12/29/14	16,000	16,000
Sumitomo Mitsui Banking Corp., New York,
0.25%, 1/30/15	12,000	12,000
Sumitomo Mitsui Trust Bank Ltd.
0.23%, 11/7/14	8,000	8,000
0.23%, 11/28/14	13,415	13,415
Svenska Handelsbanken AB,
0.21%, 12/12/14	13,165	13,166
Svenska Handelsbanken AB, New York,
0.16%, 9/2/14	5,000	5,000
0.16%, 9/23/14	13,020	13,020
0.18%, 10/28/14	2,715	2,715
Toronto Dominion Bank, New York,
0.15%, 9/2/14	5,000	5,000
0.16%, 9/25/14	17,000	17,000
0.23%, 10/15/14, FRCD(2)	4,000	4,000
0.24%, 11/6/14, FRCD(2)	14,000	14,000
0.25%, 11/24/14, FRCD(2)	10,000	10,000
U.S. Bank N.A., Minneapolis
0.14%, 9/2/14	7,125	7,125
Wells Fargo Bank N.A.,
0.25%, 9/2/14, FRCD(2)	7,405	7,405
0.23%, 9/4/14, FRCD	10,000	10,000
0.23%, 9/5/14, FRCD	15,000	15,000
0.23%, 10/3/14, FRCD(2)	10,000	10,000
0.21%, 11/3/14	15,000	15,000
0.21%, 2/9/15	20,000	20,000
Westpac Banking Corp., New York,
0.24%, 11/7/14, FRCD	10,000	10,000
0.25%, 11/12/14, FRCD(2)	7,000	7,000
0.25%, 11/26/14, FRCD(2)	4,000	4,000

		745,768

Total Certificates of Deposit (Cost $755,768)		755,768

COMMERCIAL PAPER - 11.8%
Automotive - 0.7%
Toyota Motor Credit Corp.,
0.16%, 10/6/14	14,355	14,353

Banking - 8.2%
Australia and New Zealand Banking Group,
0.23%, 11/18/14(1)	15,000	15,000
Bank of New York Mellon,
0.06%, 9/4/14(1) (3)	55,000	55,000
Commonwealth Bank of Australia,
0.23%, 9/11/14(1)	7,070	7,070
DBS Bank Ltd.,
0.23%, 10/1/14(1)	8,095	8,093
Nordea Bank AB,
0.19%, 9/22/14(1)	18,000	17,998
Sumitomo Mitsui Banking Corp.,
0.21%, 10/2/14(1) (3)	2,460	2,460
0.21%, 11/7/14(1)	12,000	11,995
0.21%, 11/12/14(1)	10,895	10,890
0.26%, 2/11/15(1)	3,000	2,997
United Overseas Bank Ltd.,
0.22%, 10/6/14(1)	10,030	10,028
0.18%, 12/8/14(1)	20,000	19,990

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 11.8% continued
Banking - 8.2% continued
Westpac Banking Corp.,
0.30%, 10/8/14(1) (2)	$4,000	$4,001
Westpac Banking Corp., New York,
0.23%, 9/18/14(1)	5,000	5,000

		170,522

Brokerage - 0.5%
JP Morgan Securities LLC,
0.23%, 11/12/14	5,000	4,997
0.23%, 11/17/14(1)	6,685	6,682

		11,679

Diversified Manufacturing - 1.7%
General Electric Co.,
0.05%, 9/4/14	17,395	17,395
0.06%, 9/4/14	17,395	17,395

		34,790

Life Insurance - 0.7%
Prudential Funding LLC,
0.13%, 9/3/14	15,000	15,000

Total Commercial Paper (Cost $246,344)		246,344

CORPORATE NOTES/BONDS - 6.1%
Automotive - 0.9%
American Honda Finance Corp.,
0.23%, 9/12/14, FRN(2)	6,795	6,795
Toyota Motor Credit Corp.,
0.23%, 10/14/14, FRN(2)	11,655	11,655

		18,450

Banking - 1.4%
Commonwealth Bank of Australia,
1.42%, 9/16/14, FRN(1) (2) (3)	9,000	9,085
National Australia Bank Ltd.,
0.43%, 10/2/14, FRN(1)	20,000	20,005

		29,090

Finance Companies - 0.1%
General Electric Capital Corp.,
0.49%, 9/15/14, FRN	2,000	2,000

Foreign Agencies - 2.6%
Export Development Canada,
0.14%, 9/15/14, FRN(1) (2)	5,000	5,000
KFW,
0.16%, 9/2/14, FRN(2)	10,000	10,000
Kommunalbanken AS,
0.26%, 10/27/14, FRN(1) (2)	40,000	40,008

		55,008

Retailers - 0.4%
Wal-Mart Stores,
5.32%, 6/1/15, FRN	8,000	8,308

Supranational - 0.3%
International Finance Corp.,
0.16%, 9/2/14(2)	6,000	6,000

Technology - 0.4%
International Business Machines Corp.,
0.22%, 11/4/14, FRN(2)	9,455	9,456

Total Corporate Notes/Bonds (Cost $128,312)		128,312

EURODOLLAR TIME DEPOSITS - 18.7%
Banking - 18.7%
Australia and New Zealand Banking,
0.07%, 9/2/14	41,880	41,880
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 9/2/14	100,300	100,300
0.12%, 9/3/14	51,345	51,345
Credit Agricole S.A., London,
0.08%, 9/2/14	25,970	25,970
DBS Bank Ltd., Singapore Branch,
0.18%, 9/11/14	19,000	19,000
Den Norske Bank, Grand Cayman,
0.05%, 9/2/14	60,000	60,000
HSBC Holdings PLC, Paris Branch,
0.11%, 9/2/14	50,720	50,720
Svenska Handelsbanken AB, Cayman Islands,
0.05%, 9/2/14	40,000	40,000

		389,215

Total Eurodollar Time Deposits (Cost $389,215)		389,215

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEDIUM TERM NOTES - 0.4%
Finance Companies - 0.4%
General Electric Capital Corp.,
4.88%, 3/4/15	$7,294	$7,463

Total Medium Term Notes (Cost $7,463)		7,463

U.S. GOVERNMENT AGENCIES - 11.2%(4)
Federal Farm Credit Bank - 0.7%
FFCB Discount Note,
0.08%, 12/5/14	5,000	4,999
FFCB FRN,
0.15%, 9/2/14(2)	3,000	3,000
0.18%, 9/2/14(2)	7,000	7,001

		15,000

Federal Home Loan Bank - 8.9%
FHLB Bonds,
0.18%, 9/12/14	10,000	10,000
0.17%, 12/11/14	7,015	7,015
0.13%, 1/6/15	8,570	8,568
0.22%, 7/17/15	7,595	7,595
0.23%, 8/3/15	6,035	6,035
0.20%, 8/12/15	9,055	9,054
FHLB Discount Notes,
0.07%, 9/10/14	7,000	7,000
0.08%, 9/19/14	10,000	9,999
0.09%, 9/24/14	19,610	19,609
0.07%, 9/25/14	5,905	5,905
0.08%, 9/26/14	10,025	10,024
0.10%, 10/1/14	5,900	5,899
0.07%, 10/24/14	25,000	24,998
0.06%, 10/31/14	17,395	17,393
FHLB FRN,
0.11%, 9/7/14(2)	5,000	5,000
0.15%, 9/11/14(2)	9,000	8,999
0.11%, 9/20/14(2)	22,000	21,997

		185,090

Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Discount Notes,
0.09%, 1/23/15	3,000	2,999
0.10%, 2/19/15	5,000	4,998

		7,997

Federal National Mortgage Association - 1.2%
FNMA Discount Note,
0.06%, 9/22/14	10,000	10,000
FNMA FRN,
0.13%, 9/5/14(2)	5,000	4,999
0.15%, 9/21/14(2)	10,000	10,003

		25,002

Total U.S. Government Agencies (Cost $233,089)		233,089

U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Bills - 0.6%
0.13%, 1/8/15	5,000	4,997
0.13%, 3/5/15	7,480	7,475

		12,472

U.S. Treasury Floating Rate Notes - 1.5%
0.10%, 9/2/14(2)	26,498	26,499
0.10%, 9/2/14(2)	5,065	5,065

		31,564

U.S. Treasury Notes - 0.3%
0.25%, 9/15/14	6,000	6,000

Total U.S. Government Obligations (Cost $50,036)		50,036

MUNICIPAL INVESTMENTS - 7.1%
California - 1.2%
California State University Municipal Interest Bearing CP,
0.15%, 9/3/14	6,735	6,735
County of Riverside Taxable VRDB, COPS,
(State Street Bank & Trust Co. LOC),
0.12%, 9/9/14	4,400	4,400
Saddleback Valley Community Church,
(FHLB of San Francisco LOC),
0.11%, 9/9/14	13,435	13,435

		24,570

Florida - 0.1%
Miami-Dade County IDA Adjustable TRB, Miami Stadium Project,
(TD Bank N.A. LOC),
0.12%, 9/9/14	2,550	2,550

Illinois - 1.8%
City of Chicago CP,
(Wells Fargo Bank N.A. LOC),
0.24%, 12/17/14	9,970	9,963

LIQUID ASSETS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 7.1% continued
Illinois - 1.8% continued
City of Chicago Illinois Municipal CP, Series 02-D,
(Wells Fargo Bank N.A. LOC),
0.22%, 1/14/15	$28,050	$28,027

		37,990

New York - 1.4%
Oneida County Industrial Development Agency Civic Facilities Taxable VRDB, Series F, Mohawk State Lukes
(Bank of America N.A. LOC),
0.15%, 9/9/14	3,020	3,020
Saratoga County IDA Taxable Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 9/9/14	25,000	25,000

		28,020

Oregon - 2.2%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Variable Rate Demand Senior Living Facility Revenue Bonds,
(FHLB of San Francisco LOC),
0.33%, 9/9/14	11,550	11,550
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing,
(FNMA LOC),
0.06%, 9/9/14	35,175	35,175

		46,725

Texas - 0.4%
University of North Texas Municipal Interest Bearing CP,
0.23%, 9/16/14	8,760	8,760

Total Municipal Investments (Cost $148,615)		148,615

Investments, at Amortized Cost ($2,040,047)		2,040,047

REPURCHASE AGREEMENTS - 7.1%
Joint Repurchase Agreements - 2.3%(5)
Bank of America Securities LLC, dated 8/29/14, repurchase price $16,064
0.05%, 9/8/14	16,064	16,063
Morgan Stanley & Co., Inc., dated 8/29/14,repurchase price $16,064
0.05%, 9/8/14	16,064	16,064
Societe Generale, New York Branch, dated 8/29/14, repurchase price $16,064
0.05%, 9/8/14	16,064	16,064

		48,191

Repurchase Agreements - 4.8%(6)
Bank of America N.A., dated 8/29/14,repurchase price $28,000
0.06%, 9/8/14	28,000	28,000
Citigroup Global Markets, Inc., dated 8/29/14, repurchase price $55,000
0.06%, 9/2/14	55,000	55,000
JPMorgan Securities LLC, dated 8/29/14,repurchase price $10,004
0.45%, 11/30/14	10,000	10,000
SG Americas Securities LLC, dated 8/29/14,repurchase price $7,000
0.18%, 9/2/14	7,000	7,000

		100,000

Total Repurchase Agreements (Cost $148,191)		148,191

Total Investments - 104.9% (Cost $2,188,238)(7)		2,188,238

Liabilities less Other Assets - (4.9)%		(101,683)

NET ASSETS - 100.0%		$2,086,555

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At August 31, 2014, the value of these restricted illiquid securities amounted to approximately $66,545,000 or 3.2% of net assets. Additional information on these restricted illiquid securities is as follows:

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	AUGUST 31, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of New York Mellon,
0.06%, 9/4/14	8/28/14	$54,999

Commonwealth Bank of Australia,
1.42%, 9/16/14	8/14/14	9,090

Sumitomo Mitsui Banking Corp.,
0.21%, 10/2/14	7/2/14	2,459

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$8,198	2.13% - 3.63%	4/15/28 - 2/15/40
U.S. Treasury Notes	$40,673	0.63% - 1.88%	9/30/15 - 1/15/20

Total	$48,871

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$18,194	1.13% - 9.38%	5/5/15 - 2/3/24
FHLB	$10,242	0.14% - 5.10%	5/12/15 - 6/20/22
FHLMC	$27,393	8.25%	6/1/16 - 1/1/41
FNMA	$31,011	6.03%	10/8/27 - 10/1/43
TVA	$16,560	6.75%	6/15/15 - 4/1/56

Total	$103,400

(7)	The cost for federal income tax purposes was $2,188,238.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$2,188,238	(1) (2)	$—	$2,188,238

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

COPS - Certificates of Participation

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

LOC - Letter of Credit

IDA - Industrial Development Authority

TRB - Taxable Revenue Bonds

TVA - Tennessee Valley Authority

VRDB - Variable Rate Demand Bonds

LIQUID ASSETS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 29, 2014